OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.

                                     PIONEER
                                     -------
                                      PAPP
                               AMERICA-PACIFIC RIM
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/04

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

 Letter to Shareowners                         1
 Portfolio Summary                             2
 Performance Update                            3
 Portfolio Management Discussion               7
 Schedule of Investments                      11
 Financial Statements                         14
 Notes to Financial Statements                22
 Trustees, Officers and Service Providers     27
 The Pioneer Family of Mutual Funds           28

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
Welcome to Pioneer. We thank you for your investment in Pioneer Papp America-Pacific Rim Fund and are pleased to provide you the Fund's first shareholder report since Pioneer Investment Management, Inc. completed the merger of four mutual funds managed by L. Roy Papp & Associates into the Pioneer family of funds in February of this year.

Historically low interest rates, improving corporate fundamentals and consumer demand are providing a healthy environment for stocks to flourish. However, over the past several months, investors' enthusiasm has been tested by the lingering conflict in Iraq, rising oil prices and the threat of higher interest rates brought on by the recovering U.S. economy. In spite of these concerns, corporate fundamentals are improving, producing a rising tide of favorable earnings announcements. U.S. companies, particularly those with business investment abroad, are well positioned to capture their share of global growth.

In the interview on page 7 of this report, Rosellen Papp, Fund co-manager since inception, discusses the Fund's dynamic strategy, which offers investors global exposure through stocks that trade in the United States, but derive significant sales and earnings from Pacific Rim economies. The portfolio is concentrated in 28 high-quality growth companies that are solid leaders in their respective industries, possessing the expertise to shape the future of their businesses.

Since the founding of Pioneer Fund, our flagship fund, in 1928, our main purpose has been to help investors achieve their investment objectives. Over the months and years ahead, we will continue to offer you the highest caliber of investment management that our shareowners have enjoyed for more than seven decades.

For the latest information about Pioneer funds, as well as timely, informative articles on investing, I invite you to visit us at www.pioneerfunds.com. To review how your portfolio now stands in light of your personal objectives, please contact your financial advisor. The value of an advisor is never more evident than when economic and market conditions are changing.

All of us at Pioneer thank you for the confidence and trust you have placed in us.

Sincerely,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

   [The following table was depicted as a pie chart in the printed material.]

U.S. Common Stocks                                     94.0%
Depositary Receipts for International Stocks            6.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

   [The following table was depicted as a pie chart in the printed material.]

Information Technology           25.5%
Health Care                      22.3%
Industrials                      16.2%
Financials                       13.4%
Consumer Staples                 11.5%
Consumer Discretionary            9.6%
Energy                            1.5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.    Microsoft Corp.        5.17%     6.    Expeditors International of
                                             Washington, Inc.                 4.86%
2.    Wm. Wrigley Jr. Co.    4.99      7.    Stryker Corp.                    4.84
3.    Tiffany & Co.          4.96      8.    T. Rowe Price Associates, Inc.   4.70
4.    General Electric Co.   4.95      9.    Medtronic, Inc.                  4.67
5.    Johnson & Johnson      4.90     10.    Molex, Inc.                      4.66

*This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   12/31/03
                 $16.07    $15.87


Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 6/30/04)        Dividends   Capital Gains   Capital Gains
                          $ -         $  -            $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp America-Pacific Rim Fund at public offering price, compared to that of the Russell 1000 Growth Index.

-----------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)

                   Net Asset    Public Offering
Period               Value          Price*
 Life of Class
 (3/14/97)         7.68%            6.80%
 5 Years           1.09            -0.10
 1 Year           18.46            11.67
-----------------------------------------------

   All returns reflect investment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[The following table was depicted as a mountain chart in the printed material.]


                 Pioneer Papp
               America-Pacific     Russell 1000
                  Rim Fund         Growth Index
               ---------------     ------------
3-97              $ 9,425            $10,000
                   11,730             12,979
6-98               15,052             18,002
                   18,751             23,971
6-00               18,876             18,595
                   16,158             14,798
6-02               12,866             10,671
                   16,451             13,846
6-04               16,653             14,225

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund. Pioneer Papp America-Pacific Rim Fund was created through the reorganization of predecessor Papp funds on February 20, 2004.

Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   2/23/04
                 $16.03    $16.32


Distributions per Share   Income      Short-Term      Long-Term
(2/23/04 - 6/30/04)       Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp America-Pacific Rim Fund, compared to that of the Russell 1000 Growth Index.


-----------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)
                    If            If
Period             Held        Redeemed*
 Life-of-Class
 (3/14/97)         6.87%          6.87%
 5 Years           0.33           0.14
 1 Year           17.60          13.60
-----------------------------------------------

   All returns reflect reinvestment of distributions at net asset value.

*  Reflects deduction of the maximum applicable contingent deferred sales charge
   (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[The following table was depicted as a mountain chart in the printed material.]

                 Pioneer Papp
               America-Pacific     Russell 1000
                  Rim Fund         Growth Index
               ---------------     ------------
3-97              $10,000            $10,000
                   12,378             12,979
6-98               15,764             18,002
                   16,592             13,846
6-00               16,737             14,225
                   19,474             18,595
6-02               19,491             23,971
                   16,544             14,798
6-04               13,074             10,671

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund. Pioneer Papp America-Pacific Rim Fund was created through the reorganization of predecessor Papp funds on February 20, 2004.

Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                           CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   2/23/04
                 $16.02    $16.32


Distributions per Share   Income      Short-Term      Long-Term
(2/23/04 - 6/30/04)       Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp America-Pacific Rim Fund compared to that of the Russell 1000 Growth Index.

-----------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)
                    If           If
Period             Held       Redeemed*
 Life-of-Class
 (3/14/97)         6.86%        6.86%
 5 Years           0.32         0.32
 1 Year           17.53        17.53
-----------------------------------------------

   All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[The following table was depicted as a mountain chart in the printed material.]

                 Pioneer Papp
               America-Pacific     Russell 1000
                  Rim Fund         Growth Index
               ---------------     ------------
3-97              $10,000           $10,000
                   12,378            12,979
6-98               15,764            18,002
                   19,491            23,971
6-00               19,474            18,595
                   16,544            14,798
6-02               13,074            10,671
                   16,592            13,846
6-04               16,726            14,225

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund. Pioneer Papp America-Pacific Rim Fund was created through the reorganization of predecessor Papp funds on February 20, 2004.

Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                           CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   2/23/04
                 $16.03    $16.32


Distributions per Share   Income      Short-Term      Long-Term
(2/23/04 - 6/30/04)       Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp America-Pacific Rim Fund at public offering price, compared to that of the Russell 1000 Growth Index.

-----------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)
                      If           If
Period               Held       Redeemed*
 Life of Class
 (3/14/97)         7.13%        7.13%
 5 Years           0.57         0.57
 1 Year           17.79        17.79
-----------------------------------------------

   All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

                 Pioneer Papp
               America-Pacific     Russell 1000
                  Rim Fund         Growth Index
               ---------------     ------------
3-97              $10,000            $10,000
                   12,402             12,979
6-98               15,834             18,002
                   19,627             23,971
6-00               19,659             18,595
                   16,744             14,798
6-02               13,265             10,671
                   16,877             13,846
6-04               17,030             14,225

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund. Pioneer Papp America-Pacific Rim Fund was created through the reorganization of predecessor Papp funds on February 20, 2004.

Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

During the six months ended June 30, 2004 - the first half of your Fund's fiscal year - investors were caught in a quandary balancing their concerns about higher interest rates, rising oil prices and the turmoil in Iraq on the one hand and positive earnings growth on the other. In the following interview, Rosellen Papp, Fund co-manager since inception, discusses the Fund's unique global strategy and the team's research efforts to capture growth in today's rather conflicted markets.

Q: Was the market and economic environment favorable for the Fund's investment strategy?

A: Given the myriad factors and uncertainty influencing the financial markets over the past six months, investors were presented with a complicated investment environment no matter what their investment strategy. On June 30, the Fund was composed of 28 large capitalization U.S. growth companies that derive at least 15% of their earnings or revenues from the Pacific Rim. We have such strong convictions about these high-caliber holdings that we buy companies with the intention of holding them for the long term. This approach, in turn, keeps the portfolio's turnover rate well below the industry average and minimizes the tax consequences for our shareowners.

   The stock market swings in unpredictable cycles, favoring certain styles of investing at different times. Your Fund follows a growth approach, which identifies companies with earnings that are growing at a faster rate than the market, as opposed to a value style of investing, which uncovers companies with improving prospects but not necessarily high growth. Both styles are concerned with valuation, but a value strategy places more emphasis on the relative price of a stock while a growth strategy prizes higher growth and consistent growth of earnings. Historically, growth and value styles have tended to exert influence over the markets at different times. For the four years from 1996 through 1999, growth stocks were in favor, outperforming value stocks. The following four years from 2000 through 2003, value stocks were in favor. We can't forecast precisely when the pendulum will swing back again, but we think growth stocks are due once again for their day in the sun.

Q: How did the Fund perform during the semiannual period?

A: For the six months ended June 30, 2004, the Fund made modest gains. The
   Fund's A, B, and C shares generated totals returns of

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                           (continued)
--------------------------------------------------------------------------------

   1.26%, 1.78% and 1.84% at net asset value, respectively. In comparison, the Russell 1000 Growth Index climbed 2.74% for the same period. The Fund underperformed the 2.35% average return of the 639 large capitalization growth funds tracked by Lipper, Inc. (Lipper Inc. is an independent firm that measures mutual fund performance.)

   In response to our main investment themes, the Fund's assets are concentrated in three broad business segments - financial services, health care, and technology. The Fund's underperformance relative to the benchmarks and its Lipper category average is due to its emphasis on two of these major sectors of the economy - financial services and technology, which lagged the overall market. The potential for higher interest rates, which overshadowed the stock market for much of the reporting period, depressed the near-term outlook for the financial services sector. After their strong appreciation in 2003, technology stocks retreated during the first half of 2004. We believe many of the technology and financial services holdings in the portfolio were unfairly tarnished in the rush to judgment and believe they will recover when investors become more discerning. Incidentally, the third main area of investment concentration for the Fund is the health care sector, which did relatively well during the six months under review.

   It's important to note that the limited number of holdings in the portfolio makes the Fund more susceptible to swings in the market. We attempt to minimize that risk by investing in a diverse group of large, well established companies with a history of profitability and financial strength.

Q: What investments hurt performance during the six months?

A: Given the correction in the technology sector, stock prices of Intel and Applied Materials Technology fell in response to investors' perception that the tech rally had gotten ahead of itself, and companies had become overvalued. We remain confident about their prospects and expect their stock prices to recover. Telecommunications equipment provider Nokia proved to be a disappointment, however. Having misjudged the appeal of the clamshell designed phone, Nokia has been losing market share to competitors, which are producing more sophisticated, less expensive products. We are monitoring the situation closely to see if they can remain competitive.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   After months of speculation the Federal Reserve Board raised its key short-term interest rate for the first time in more than four years at its June meeting. Of course, the action was preceded by months of speculation, which depressed stock prices of financial services companies. We think the Fund's financial holdings were unjustly targeted, especially State Street, which provides custodial services to mutual fund managers worldwide.

   Since the Fund invests in companies that derive at least 15% of their earnings from the Pacific Rim, we decided to sell Clorox, which is de-emphasizing its foreign operations. Proceeds from the sale were invested in Wrigley's, which is expanding its investment in Asia and derives 60% of its business from overseas. We also sold the entire position in Royal Dutch Petroleum when it became clear that it had been overstating its oil reserves for some time - something we found unethical and unacceptable.

Q: What investments helped performance during the six months?

A: Health care stocks, another area of considerable investment for your Fund, represented one of the better performing sectors for the six months, relatively speaking. Stryker, a developer and manufacturer of orthopedic and surgical devices, was a notable contributor to performance and is benefiting from effective pricing in its markets.

   Given the market's anticipation of potential stock buy-back program, Microsoft managed to avoid the fate of most technology companies during the six months and performed very well. Like many well-managed technology companies, Microsoft is carrying huge amounts of cash on its balance sheet. The company, which was the Fund's largest holding on June 30, is expected to announce in July whether they will implement the buy-back, which is already having a very favorable impact on its stock price.

   Another strong performer, Expeditors International of Washington, is an international airfreight forwarding company that is profiting from increased trade volume between Asia and the United States. The company posted very strong revenue growth in the first quarter of 2004.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                           (continued)
--------------------------------------------------------------------------------

Q: Any notable additions to the portfolio?

A: Yes. Two new holdings underscore our increasingly positive view about the Japanese economy, which is resurging after two decades of recession. Tiffany, a high-end retailer of jewelry and fine goods, derives 24% of its sales from Japan. We expect the company will benefit as the Japanese consumer becomes more confident. We also purchased IMS Health, which supplies market research data to health care companies, particularly pharmaceutical companies. Japan is the second largest pharmaceutical market in the world, and IMS Health, with only one serious competitor, is in a great position to capitalize on the global demand for medical research.

   Finally, we added ChevronTexaco, which is one of the largest crude oil and liquid natural gas (LNG) producers in the Asian Rim. Last year, shortly after being granted drilling and production rights in Australia, Chevron picked up a contract to supply LNG to Mainland China. The demand for energy in China is increasing commensurate with its economic growth, and this agreement, once approved, will represent one of the largest LNG transactions in the history of the industry.

Q: What is your outlook for the balance of the fiscal year?

A: We are upbeat about prospects for the companies in your portfolio for the balance of fiscal 2004 and beyond. We think higher-quality, growth-oriented companies, such as those included in your portfolio, that exhibit good earnings performance should be rewarded. In 2003, investors favored smaller companies and lower priced, poorer-quality stocks. Their performance gains were considerable, doubling in value in many cases. Many of these stocks have become overvalued in our estimation, and it's hard to imagine that they will repeat last year's performance for a second year in a row. We think that high-quality growth companies, such as those in your portfolio, are well positioned to meet growing global demand for their premium, brand-name products.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                            Value
            COMMON STOCKS - 95.7%
            Energy - 1.5%
            Integrated Oil & Gas - 1.5%
  3,200     ChevronTexaco Corp.                              $   301,152
                                                             -----------
            Total Energy                                     $   301,152
                                                             -----------
            Capital Goods - 10.8%
            Electrical Components & Equipment - 10.8%
 17,000     American Power Conversion Corp.                  $   334,050
 29,500     General Electric Co.                                 955,800
 33,000     Molex, Inc.                                          900,240
                                                             -----------
                                                             $ 2,190,090
                                                             -----------
            Total Capital Goods                              $ 2,190,090
                                                             -----------
            Transportation - 4.7%
            Air Freight & Couriers - 4.7%
 19,000     Expeditors International of Washington, Inc.     $   938,790
                                                             -----------
            Total Transportation                             $   938,790
                                                             -----------
            Media - 4.4%
            Advertising - 4.4%
 17,500     WPP Group Plc (A.D.R.)*                          $   896,525
                                                             -----------
            Total Media                                      $   896,525
                                                             -----------
            Retailing - 4.7%
            Specialty Stores - 4.7%
 26,000     Tiffany & Co.                                    $   958,100
                                                             -----------
            Total Retailing                                  $   958,100
                                                             -----------
            Food & Drug Retailing - 4.8%
            Food Retail - 4.8%
 15,300     Wm. Wrigley Jr. Co.                              $   964,665
                                                             -----------
            Total Food & Drug Retailing                      $   964,665
                                                             -----------
            Food, Beverage & Tobacco - 2.0%
            Soft Drinks - 2.0%
  8,000     The Coca-Cola Co.                                $   403,840
                                                             -----------
            Total Food, Beverage & Tobacco                   $   403,840
                                                             -----------
            Household & Personal Products - 4.2%
            Household Products - 4.2%
 14,500     Colgate-Palmolive Co.                            $   847,525
                                                             -----------
            Total Household & Personal Products              $   847,525
                                                             -----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                       (continued)
--------------------------------------------------------------------------------

 Shares                                                        Value
             Health Care Equipment & Services - 17.2%
             Health Care Distributors - 4.7%
  17,000     Johnson & Johnson                           $   946,900
                                                         -----------
             Health Care Equipment - 9.1%
  18,500     Medtronic, Inc.*                            $   901,320
  17,000     Stryker Corp.                                   935,000
                                                         -----------
                                                         $ 1,836,320
                                                         -----------
             Health Care Services - 3.4%
  29,000     IMS Health, Inc.                            $   679,760
                                                         -----------
             Total Health Care Equipment & Services      $ 3,462,980
                                                         -----------
             Pharmaceuticals & Biotechnology - 4.2%
             Pharmaceuticals - 4.2%
  24,500     Pfizer, Inc.                                $   839,860
                                                         -----------
             Total Pharmaceuticals & Biotechnology       $   839,860
                                                         -----------
             Diversified Financials - 8.6%
             Asset Management & Custody Banks - 8.6%
  17,000     State Street Corp.                          $   833,680
  18,000     T. Rowe Price Associates, Inc.                  907,200
                                                         -----------
                                                         $ 1,740,880
                                                         -----------
             Total Diversified Financials                $ 1,740,880
                                                         -----------
             Insurance - 4.2%
             Multi-Line Insurance - 4.2%
  12,000     American International Group, Inc.          $   855,360
                                                         -----------
             Total Insurance                             $   855,360
                                                         -----------
             Software & Services - 5.0%
             Application Software - 5.0%
  35,000     Microsoft Corp.                             $   999,600
                                                         -----------
             Total Software & Services                   $   999,600
                                                         -----------
             Technology Hardware & Equipment - 11.3%
             Communications Equipment - 3.4%
  18,000     Cisco Systems, Inc.*                        $   426,600
  18,000     Nokia Corp. (A.D.R.)                            261,720
                                                         -----------
                                                         $   688,320
                                                         -----------

12   The accompanying notes are an integral part of these financial statements.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                     Value
            Computer Hardware - 3.8%
  9,400     Hewlett-Packard Co.                                       $   198,340
  6,500     IBM Corp.*                                                    572,975
                                                                      -----------
                                                                      $   771,315
                                                                      -----------
            Computer Storage & Peripherals - 1.1%
 20,500     EMC Corp.*                                                $   233,700
                                                                      -----------
            Electronic Manufacturing Services - 3.0%
 19,500     National Instruments Corp.                                $   597,675
                                                                      -----------
            Total Technology Hardware & Equipment                     $ 2,291,010
                                                                      -----------
            Semiconductors - 8.1%
            Semiconductor Equipment - 2.3%
 23,400     Applied Materials, Inc.*                                  $   459,108
                                                                      -----------
            Semiconductors - 5.8%
 29,500     Intel Corp.                                               $   814,200
  9,000     Linear Technology Corp.                                       355,230
                                                                      -----------
                                                                      $ 1,169,430
                                                                      -----------
            Total Semiconductors                                      $ 1,628,538
                                                                      -----------
            TOTAL COMMON STOCKS
            (Cost $15,509,038)                                        $19,318,915
                                                                      -----------
            TOTAL INVESTMENT IN SECURITIES - 95.7%
            (Cost $15,509,038)(a)(b)                                  $19,318,915
                                                                      -----------
            OTHER ASSETS AND LIABILITIES - 4.3%                       $   868,217
                                                                      -----------
            TOTAL NET ASSETS - 100.0%                                 $20,187,132
                                                                      ===========

   * Non-income producing security.
(A.D.R.) American Depositary Receipt
  (a) At June 30, 2004 the net unrealized gain on investments based on cost for federal income tax purposes of
     $15,509,038 was as follows:
     Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                        $4,407,945
     Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                          (598,068)
                                                                       ----------
     Net unrealized gain                                               $3,809,877
                                                                       ==========
  (b) At December 31, 2003, the Fund had a net capital loss
     carryforward of $514,272 of which the following amounts will expire between 2009 and 2010, if not utilized.
     $99,635 in 2009
     $414,637 in 2010

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2004 aggregated $8,027,364 and $1,101,916, respectively.

The accompanying notes are an integral part of these financial statements.   13

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $15,509,038)      $19,318,915
  Cash                                                         1,101,329
  Receivables -
   Fund shares sold                                              142,477
   Dividends, interest and foreign taxes withheld                 24,763
   Due from Pioneer Investment Management, Inc.                    6,217
  Other                                                           27,242
                                                             -----------
     Total assets                                            $20,620,943
                                                             -----------
LIABILITIES:
  Payables -
   Investment securities purchased                           $   409,650
   Fund shares repurchased                                           440
  Due to affiliates                                                7,187
  Accrued expenses                                                16,534
                                                             -----------
     Total liabilities                                       $   433,811
                                                             -----------
NET ASSETS:
  Paid-in capital                                            $16,697,675
  Accumulated net investment loss                                (16,327)
  Accumulated net realized loss on investments                  (304,093)
  Net unrealized gain on investments                           3,809,877
                                                             -----------
     Total net assets                                        $20,187,132
                                                             ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $17,901,215/1,114,020 shares)            $     16.07
                                                             ===========
  Class B (based on $963,363/60,091 shares)                  $     16.03
                                                             ===========
  Class C (based on $1,321,572/82,486 shares)                $     16.02
                                                             ===========
  Class R (based on $982/61 shares)                          $     16.03
                                                             ===========
MAXIMUM OFFERING PRICE:
  Class A ($16.07 [divided by] 94.25%)                       $     17.05
                                                             ===========
  Class C ($16.02 [divided by] 99.00%)                       $     16.18
                                                             ===========

   The accompanying notes are an integral part of these financial statements.
14

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,129)     $79,820
  Interest                                                  1,040
                                                          -------
     Total investment income                                           $ 80,860
                                                                       --------
EXPENSES:
  Management fees                                         $60,608
  Transfer agent fees
   Class A                                                  4,622
   Class B                                                    255
   Class C                                                    498
   Class R                                                      2
  Distribution fees
   Class A                                                 13,403
   Class B                                                  1,831
   Class C                                                  2,041
   Class R                                                      1
  Administrative fees                                       6,167
  Custodian fees                                            9,014
  Registration fees                                        39,940
  Professional fees                                        17,648
  Printing                                                  7,935
  Fees and expenses of nonaffiliated trustees               1,647
  Miscellaneous                                             2,524
                                                          -------
     Total expenses                                                    $168,136
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Manage-
       ment, Inc.                                                       (70,899)
     Less fees paid indirectly                                              (50)
                                                                       --------
     Net expenses                                                      $ 97,187
                                                                       --------
       Net investment loss                                             $(16,327)
                                                                       --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                     $210,179
                                                                       --------
  Change in net unrealized gain on investments                         $ 52,762
                                                                       --------
  Net gain on investments                                              $262,941
                                                                       --------
  Net increase in net assets resulting from operations                 $246,614
                                                                       ========

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                          Six Months
                                                            Ended
                                                           6/30/04        Year Ended
                                                         (unaudited)       12/31/03
FROM OPERATIONS:
Net investment loss                                    $   (16,327)      $   (22,174)
Net realized gain on investments                           210,179           172,194
Change in net unrealized gain on investments                52,762         2,521,739
                                                       -----------       -----------
   Net increase in net assets resulting from
     operations                                        $   246,614       $ 2,671,759
                                                       -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                       $ 9,518,658       $ 1,711,228
Cost of shares repurchased                              (1,800,008)       (3,269,175)
                                                       -----------       -----------
   Net increase (decrease) in net assets resulting
     from fund share transactions                      $ 7,718,650       $(1,557,947)
                                                       -----------       -----------
   Net increase in net assets                          $ 7,965,264       $ 1,113,812
NET ASSETS:
Beginning of period                                     12,221,868        11,108,056
                                                       -----------       -----------
End of period (including accumulated net investment
  loss of ($16,327) and $0, respectively)              $20,187,132       $12,221,868
                                                       ===========       ===========

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                 '04 Shares       '04 Amount      '03 Shares    '03 Amount
                                (unaudited)      (unaudited)
CLASS A
Shares sold                        454,392     $7,233,392           121,039     $ 1,711,228
Less shares repurchased           (110,733)    (1,770,631)         (247,909)     (3,269,175)
                                  --------     ----------          --------     -----------
   Net increase (decrease)         343,659     $5,462,761          (126,870)    $(1,557,947)
                                  ========     ==========          ========     ===========
CLASS B*
Shares sold                         61,529     $  969,727
Less shares repurchased             (1,438)       (22,825)
                                  --------     ----------
   Net increase                     60,091     $  946,902
                                  ========     ==========
CLASS C*
Shares sold                         82,899     $1,314,555
Less shares repurchased               (413)        (6,552)
                                  --------     ----------
   Net increase                     82,486     $1,308,003
                                  ========     ==========
CLASS R*
Shares sold                             61     $      984
Less shares repurchased                  -              -
                                  --------     ----------
   Net increase                         61     $      984
                                  ========     ==========

* Class B, Class C, and Class R shares were first publicly offered on February 23, 2004.

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                     Six Months
                                                                        Ended
                                                                       6/30/04      Year Ended
CLASS A                                                              (unaudited)     12/31/03
Net asset value, beginning of period                                 $   15.87       $ 12.38
                                                                     ---------       -------
Increase (decrease) from investment operations:
 Net investment loss                                                 $   (0.01)      $ (0.11)
 Net realized and unrealized gain (loss) on investments                   0.21          3.60
                                                                     ---------       -------
   Net increase (decrease) from investment operations                $    0.20       $  3.49
Distributions to shareowners:
 Net realized gain                                                           -             -
                                                                     ---------       -------
Net increase (decrease) in net asset value                           $    0.20       $  3.49
                                                                     ---------       -------
Net asset value, end of period                                       $   16.07       $ 15.87
                                                                     =========       =======
Total return*                                                             1.26%        28.19%
Ratio of net expenses to average net assets+                              1.25%**       1.25%
Ratio of net investment loss to average net assets+                      (0.19)%**     (0.20)%
Portfolio turnover rate                                                     15%**         15%
Net assets, end of period (in thousands)                             $  17,901       $12,222
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             2.18%**       1.56%
 Net investment loss                                                     (1.12)%**     (0.51)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                             1.25%**       1.25%
 Net investment loss                                                     (0.19)%**     (0.20)%

Pioneer Papp America-Pacific Rim Fund
FINANCIAL HIGHLIGHTS
                                                                   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                             12/31/02     12/31/01     12/31/00     12/31/99
Net asset value, beginning of period                               $   15.51    $   18.07     $ 19.44      $ 15.57
                                                                   ---------    ---------     -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                               $   (0.08)   $   (0.08)    $ (0.09)     $ (0.12)
 Net realized and unrealized gain (loss) on investments                (3.05)       (2.44)       0.53         3.99
                                                                   ---------    ---------     -------      -------
   Net increase (decrease) from investment operations              $   (3.13)   $   (2.52)    $  0.44      $  3.87
Distributions to shareowners:
 Net realized gain                                                         -        (0.04)      (1.81)           -
                                                                   ---------    ---------     -------      -------
Net increase (decrease) in net asset value                         $   (3.13)   $   (2.56)    $ (1.37)     $  3.87
                                                                   ---------    ---------     -------      -------
Net asset value, end of period                                     $   12.38    $   15.51     $ 18.07      $ 19.44
                                                                   =========    =========     =======      =======
Total return*                                                         (20.18)%     (13.94)%      0.90%       24.86%
Ratio of net expenses to average net assets+                            1.25%        1.25%       1.25%        1.25%
Ratio of net investment loss to average net assets+                    (0.38)%      (0.49)%     (0.62)%      (0.67)%
Portfolio turnover rate                                                    8%           7%         28%          18%
Net assets, end of period (in thousands)                           $  11,108    $  14,651     $17,637      $16,479
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.52%        1.40%       1.32%        1.39%
 Net investment loss                                                   (0.65)%      (0.64)%     (0.69)%      (0.81)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.25%        1.25%       1.25%        1.25%
 Net investment loss                                                   (0.38)%      (0.49)%     (0.62)%      (0.67)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          2/23/04 (a)
                                                                              to
                                                                            6/30/04
                                                                          (unaudited)
CLASS B
Net asset value, beginning of period                                      $  16.32
                                                                          --------
Decrease from investment operations:
  Net investment loss                                                     $  (0.02)
  Net realized and unrealized loss on investments                            (0.27)
                                                                          --------
     Net decrease from investment operations                              $  (0.29)
                                                                          --------
Net decrease in net asset value                                           $  (0.29)
                                                                          --------
Net asset value, end of period                                            $  16.03
                                                                          ========
Total return*                                                                (1.78)%
Ratio of net expenses to average net assets+                                  2.07%**
Ratio of net investment loss to average net assets+                          (0.77)%**
Portfolio turnover rate                                                         15%**
Net assets, end of period (in thousands)                                  $    963
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                3.27%**
  Net investment loss                                                        (1.97)%**
Ratios with waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                2.07%**
  Net investment loss                                                        (0.77)%**

(a) Class B shares were first publicly offered on February 23, 2004.

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

 ** Annualized

  + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          2/23/04 (a)
                                                                              to
                                                                            6/30/04
                                                                          (unaudited)
CLASS C
Net asset value, beginning of period                                      $  16.32
                                                                          --------
Decrease from investment operations:
  Net investment loss                                                     $  (0.02)
  Net realized and unrealized loss on investments                            (0.28)
                                                                          --------
     Net decrease from investment operations                              $  (0.30)
                                                                          --------
Net decrease in net asset value                                           $  (0.30)
                                                                          --------
Net asset value, end of period                                            $  16.02
                                                                          ========
Total return*                                                                (1.84)%
Ratio of net expenses to average net assets+                                  2.18%**
Ratio of net investment loss to average net assets+                          (0.86)%**
Portfolio turnover rate                                                         15%**
Net assets, end of period (in thousands)                                  $  1,322
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                3.37%**
  Net investment loss                                                        (2.05)%**
Ratios with waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                2.18%**
  Net investment loss                                                        (0.86)%**

(a) Class C shares were first publicly offered on February 23, 2004.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
20

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          2/23/04 (a)
                                                                              to
                                                                            6/30/04
                                                                          (unaudited)
CLASS R
Net asset value, beginning of period                                      $  16.32
                                                                          --------
Decrease from investment operations:
  Net investment loss                                                     $  (0.04)
  Net realized and unrealized loss on investments                            (0.25)
                                                                          --------
     Net decrease from investment operations                              $  (0.29)
                                                                          --------
Net decrease in net asset value                                           $  (0.29)
                                                                          --------
Net asset value, end of period                                            $  16.03
                                                                          ========
Total return*                                                                (1.78)%
Ratio of net expenses to average net assets+                                  1.93%**
Ratio of net investment loss to average net assets+                          (0.74)%**
Portfolio turnover rate                                                         15%**
Net assets, end of period (in thousands)                                  $      1
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                3.22%**
  Net investment loss                                                        (2.03)%**
Ratios with waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                1.87%**
  Net investment loss                                                        (0.68)%**

(a) Class R shares were first publicly offered on February 23, 2004.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Papp America Pacific Rim Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the Papp America-Pacific Rim Fund, Inc. Papp America-Pacific Rim Fund transferred all of its assets to the Fund's Class A shares on February 23, 2004 pursuant to an agreement and plan of reorganization. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Class B, Class C, and Class R shares were first publicly offered on February 23, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. At June 30, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. No distributions were paid by the Fund for the year ended December 31, 2003.

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                 (continued)
--------------------------------------------------------------------------------

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $10,799 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2004.


D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. (see Note 4) Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, and Class R shares bear different transfer agent and distribution fees.

2. Management Agreement
Pioneer Investment Management, Inc. (PIM), manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion.

PIM has voluntarily agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A's expenses to 1.25% of the average daily net assets attributable to Class A. This agreement is temporary and may be terminated or revised by PIM at any time without notice. The

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

portion of the Fund-wide expenses attributable to Class B, Class C, and Class R shares will be reduced only to the extent that such expenses are reduced for Class A shares. Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates, LLP ("Papp") as compensation for Papp's subadvisory services to the Fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On June 30, 2004, $1,421 was payable to PIM related to management fees, administrative fees and certain others services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is no transfer agent fees payable to PIMSS at June 30, 2004.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $5,766 in distribution fees payable to PFD at June 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                 (continued)
--------------------------------------------------------------------------------

Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2004, CDSCs in the amount of $32 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2004, the Fund's expenses were reduced by $50 under such arrangements.

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is available at pioneerfunds.com.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

      U.S. Equity                             International/Global Equity
      Pioneer Fund                            Pioneer Emerging Markets Fund
      Pioneer Balanced Fund                   Pioneer Europe Select Fund
      Pioneer Equity Income Fund              Pioneer Europe Fund
      Pioneer Growth Shares                   Pioneer International Equity Fund
      Pioneer Mid Cap Growth Fund             Pioneer International Value Fund
      Pioneer Mid Cap Value Fund
      Pioneer Oak Ridge Large Cap             Fixed Income
       Growth Fund                            Pioneer America Income Trust
      Pioneer Oak Ridge Small Cap             Pioneer Bond Fund
        Growth Fund                           Pioneer Global High Yield Fund
      Pioneer Papp America-Pacific            Pioneer High Yield Fund
        Rim Fund                              Pioneer Strategic Income Fund
      Pioneer Papp Small and Mid Cap          Pioneer Tax Free Income Fund
        Growth Fund
      Pioneer Papp Stoock Fund                Money Market
      Pioneer Papp Strategic                  Pioneer Cash Reserves Fund**
        Growth Fund
      Pioneer Real Estate Shares
      Pioneer Research Fund*
      Pioneer Small Cap Value Fund
      Pioneer Small Company Fund
      Pioneer Value Fund

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com



16058-00-0804
(C) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC




                                     PIONEER
                            ------------------------
                                 PAPP SMALL AND
                                 MID CAP GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/04

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         1
Portfolio Summary                                                             2
Performance Update                                                            3
Portfolio Management Discussion                                               7
Schedule of Investments                                                      10
Financial Statements                                                         14
Notes to Financial Statements                                                22
The Pioneer Family of Mutual Funds                                           27
Trustees, Officers and Service Providers                                     28

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
Welcome to Pioneer. We thank you for your investment in Pioneer Papp Small and Mid Cap Growth Fund and are pleased to provide you the Fund's first shareholder report since Pioneer Investment Management, Inc. completed the merger of four mutual funds managed by L. Roy Papp & Associates into the Pioneer family of funds in February of this year.

Historically low interest rates, improving corporate fundamentals and consumer demand are providing a healthy environment for stocks to flourish. However, over the past several months, investors' enthusiasm has been tested by the lingering conflict in Iraq, rising oil prices and the threat of higher interest rates brought on by the recovering U.S. economy. In spite of these concerns, corporate fundamentals are improving, producing a rising tide of favorable earnings announcements. U.S. companies, particularly those with business investment abroad, are well positioned to capture their share of global growth.

In the interview on page 7 of this report, Rosellen Papp and Harry Papp discuss the Fund's strategy, which offers investors small- and mid-cap stocks that have been carefully selected for their long-term potential. The portfolio is concentrated in 35-45 high-quality growth companies that offer what the management believes is strong earnings growth at a reasonable price.

Since the founding of Pioneer Fund, our flagship fund, in 1928, our main purpose has been to help investors achieve their investment objectives. Over the months and years ahead, we will continue to offer you the highest caliber of investment management that our shareowners have enjoyed for more than seven decades.

For the latest information about Pioneer funds, as well as timely, informative articles on investing, I invite you to visit us at www.pioneerfunds.com. To review how your portfolio now stands in light of your personal objectives, please contact your financial advisor. The value of an advisor is never more evident than when economic and market conditions are changing.

All of us at Pioneer thank you for the confidence and trust you have placed in us.


Sincerely,


/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

U.S. Common Stocks                              97.0%
Depositary Receipts for International Stocks     3.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

Health Care                                     24.3%
Information Technology                          20.4%
Industrials                                     19.6%
Consumer Discretionary                          16.5%
Financials                                      11.7%
Consumer Staples                                 6.2%
Materials                                        1.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.  Investors Financial Services                6.  ChoicePoint, Inc.                 2.84%
    Corp.                             3.08%
2.  Dentsply International, Inc.      3.04      7.  Cintas Corp.                      2.83
3.  Expeditors International of                 8.  Patterson Dental Co.              2.81
    Washington, Inc.                  3.00
4.  WPP Group Plc. (A.D.R.)           2.96      9.  C. R. Bard, Inc.                  2.80
5.  Techne Corp.                      2.94     10.  Alberto-Culver Co. (Class B)      2.76

*This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04           12/31/03
                          $26.01            $24.76

                          Net
Distributions per Share   Investment        Short-Term        Long-Term
(1/1/04 - 6/30/04)        Income            Capital Gains     Capital Gains
                          $ --              $ --              $ --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Small and Mid Cap Growth Fund at public offering price, compared to that of the Russell 2500 Growth Index.

Average Annual Total Returns
(As of June 30, 2004)
                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(11/29/89)          11.06%           9.87%
5 Years             10.48            9.19
1 Year              20.89           13.93

All returns reflect investment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Date             Pioneer Papp Small and     Russell 2500
                 Mid Cap Growth Fund*       Growth Index
12/98                   $9,425                 $10,000
                       $10,628                 $15,550
6/00                   $13,920                 $13,048
                       $14,037                 $11,635
6/02                   $11,443                  $8,251
                       $14,858                 $12,072
6/04                   $15,603                 $12,754

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund. Pioneer Papp Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization.

The Russell 2500 Growth Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04           2/23/04
                          $25.95            $25.32

                          Net
Distributions per Share   Investment        Short-Term        Long-Term
(2/23/04 - 6/30/04)       Income            Capital Gains     Capital Gains
                          $ --              $ --              $ --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Small and Mid Cap Growth Fund, compared to that of the Russell 2500 Growth Index.

Average Annual Total Returns
(As of June 30, 2004)
                       If          If
Period                Held      Redeemed*
Life-of-Class
(11/29/89)           10.23%       10.11%
5 Years               9.66         9.52
1 Year               20.04        16.04

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Date             Pioneer Papp Small and     Russell 2500
                 Mid Cap Growth Fund*       Growth Index
6/98                   $10,000                 $10,000
                       $11,191                 $15,550
6/00                   $14,547                 $13,048
                       $14,558                 $11,635
6/02                   $11,778                  $8,251
                       $15,178                 $12,072
6/04                   $15,787                 $12,754

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund. Pioneer Papp Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization.

The Russell 2500 Growth Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04           2/23/04
                          $25.96            $25.32

                          Net
Distributions per Share   Investment        Short-Term        Long-Term
(2/23/04 - 6/30/04)       Income            Capital Gains     Capital Gains
                          $ --              $ --              $ --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Small and Mid Cap Growth Fund, compared to that of the Russell 2500 Growth Index.

Average Annual Total Returns
(As of June 30, 2004)
                       If           If
Period                Held       Redeemed*
Life-of-Class
(11/29/89)            10.24%       10.24%
5 Years                9.67         9.67
1 Year                20.09        20.09

All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Date             Pioneer Papp Small and     Russell 2500
                 Mid Cap Growth Fund*       Growth Index
6/98                  $10,000                  $10,000
                      $11,191                  $15,550
6/00                  $14,547                  $13,048
                      $14,558                  $11,635
6/02                  $11,778                   $8,251
                      $15,178                  $12,072
6/04                  $15,893                  $12,754

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund. Pioneer Papp Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization.

The Russell 2500 Growth Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04           2/23/04
                          $25.92            $25.32

                          Net
Distributions per Share   Investment        Short-Term        Long-Term
(2/23/04 - 6/30/04)       Income            Capital Gains     Capital Gains
                          $ --              $ --              $ --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Small and Mid Cap Growth Fund, compared to that of the Russell 2500 Growth Index.

Average Annual Total Returns
(As of June 30, 2004)
                       If           If
Period                Held       Redeemed*
Life-of-Class
(11/29/89)            10.47%       10.47%
5 Years                9.89         9.89
1 Year                20.09        20.09

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Date             Pioneer Papp Small and     Russell 2500
                 Mid Cap Growth Fund*       Growth Index
6/98                   $10,000                 $10,000
                       $11,219                 $15,550
6/00                   $14,620                 $13,048
                       $14,669                 $11,635
6/02                   $11,898                  $8,251
                       $15,371                 $12,072
6/04                   $16,075                 $12,754

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund. Pioneer Papp Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization.

The Russell 2500 Growth Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

Domestic equity values experienced great volatility during the six-month period ending June 30, 2004, as market sentiment changed rapidly because of a succession of concerns about factors such as rising interest rates, higher oil prices and violence in Iraq. Small- and mid-cap stocks tended to turn in better performance during the period. In the following interview, Rose Papp, the Fund's co-manager since inception, and Harry Papp, Partner, of L. Roy Papp & Associates, which is responsible for the Fund's management, discuss the factors that influenced the performance of Pioneer Papp Small and Mid Cap Growth Fund during the first six months of 2004.

Q:  How did the Fund perform during the period?

A: Class A shares of Pioneer Papp Small and Mid Cap Growth Fund had a total return of 5.01%, while Class B, Class C and Class R shares returned 4.67%, 4.71% and 4.58%, respectively, all at net asset value, during the six months ended June 30, 2004. During the same six months, the Russell 2500 Growth Index, a benchmark for small- and mid-sized companies, returned 5.65% and the Russell Midcap Growth Index had a return of 5.94%. The average return in Lipper's Mid-Cap Growth Category was 4.53%.

Q:  What were some of the factors that influenced performance?

A: This was a period during which small- and mid-cap stocks outperformed large-company stocks. However, our emphasis on technology companies, which accounted for 20% of assets at the end of the six months, hurt performance when many technology companies gave back some of the gains they achieved during 2003. Nevertheless, we believe we experienced a normal, short-term correction. As a result, we stayed with our commitment to technology because of the sector's long-term potential. While corporate earnings trends were positive, concerns about rising interest rates, higher oil prices and the situation in Iraq often took attention away from favorable news about economic growth and corporate profitability.

Q: How would you describe the overall investment style of the Fund's management team?

A: We take a long-term focus and emphasize quality companies with strong balance sheets, consistent earnings over long periods,

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                              (continued)
--------------------------------------------------------------------------------

    healthy earnings growth and relatively little debt in relation to cash. Most of our holdings are mid-cap companies, although we do invest in small-cap companies that meet our quality criteria and have good, long-term operating histories, ideally at least 15 to 20 years. By emphasizing quality companies, we are able to invest in stocks that we can hold for long periods of time. This keeps turnover low and helps minimize the taxable gains that Fund shareholders incur. Because we focus on companies with consistent earnings, we also tend to avoid cyclical companies, whose fortunes rise and fall with movements in the business cycle, including financial services companies such as commercial banks that are exposed to credit risk. We also avoid companies in fundamentally unhealthy industries, such as the automobile and airline areas, which are weakened either by intense competition, regulatory issues or high debt and capital costs.

    We try to take advantage of three, long-term themes that have major influences on the economy and stock performance. These investment themes are: the aging of the baby boomer generation, which has created new demands for products and services, including those in the health care and financial services industries; technological development, which spurs innovation and increases incentives for corporations to invest in new technologies to control their cost structures to become more productive and competitive; and globalization, which creates opportunities in markets that transcend national borders.

Q: What are some of the investments that particularly influenced performance during the period?

A: Healthy earnings gains translated into strong performance by several holdings, led by Expeditors International, a specialist in logistics and shipping which has taken advantage of increased global trade. Health care, the Fund's second largest area of emphasis after technology, was a sector that had several top performers, including Stryker, a producer of medical equipment, Patterson Dental, which manufactures dental supplies including products used in cosmetic dentistry, and C.R. Bard, a manufacturer of medical supplies used in the vascular, urology and oncology markets. Another health care holding that performed

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    well was ResMed, which specializes in respiratory system therapies, such as treatments for sleep disorders.

    The Fund's investments in consumer staples also helped, with Alberto Culver performing particularly well as the result of the market's favorable response to corporate governance reforms. Choice Point, which provides risk management assessment services to the insurance industry, also had strong performance as the insurance business improved.

    While many interest-rate sensitive financial companies performed poorly during the period, one financial holding that was a standout was UCBH, a small California bank with a strong presence in the fast-growing Asian-American market.

    The general correction in the technology sector affected the Fund adversely, however. Among the technology holdings that detracted from performance were semiconductor equipment companies KLA-Tencor and Novellus Systems. Other disappointments included Entercom, an owner and operator of radio stations nationwide, which was held back by the slow recovery of advertising revenues, and American Italian Pasta, which was hurt by the popularity of low-carb diets.

Q:  What is your investment outlook for small- and mid-cap stocks?

A: Performance improved substantially in the second quarter of 2004, and we believe we are seeing a turnaround in market trends that should continue to favor the established small- and mid-cap growth stocks that we emphasize. Many of these companies had excellent earnings growth in early 2004, and we believe those earnings trends should begin to translate into improved stock price performance. While value stocks have outperformed growth stocks for the past four years, we believe the conditions are present for growth stocks again to do well. With the onset of rising interest rates, we expect growth-oriented stocks to outperform for the next several years.

Any information in this shareholder report regarding market or economic trends or the factors' influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                     Value
             COMMON STOCKS - 96.8%
             Materials - 1.3%
             Specialty Chemicals - 1.3%
 8,000       Sigma-Aldrich Corp.                                     $   476,880
                                                                     -----------
             Total Materials                                         $   476,880
                                                                     -----------
             Capital Goods - 5.2%
             Electrical Components & Equipment - 2.7%
35,100       Molex, Inc.                                             $   957,528
                                                                     -----------
             Manufacturing - 2.5%
18,500       Mettler-Toledo International, Inc.*                     $   909,090
                                                                     -----------
             Total Capital Goods                                     $ 1,866,618
                                                                     -----------
             Commercial Services & Supplies - 10.9%
             Data Processing Services - 2.1%
40,700       Forrester Research, Inc.*                               $   759,055
                                                                     -----------
             Diversified Commercial Services - 8.8%
 4,700       Apollo Group, Inc.*                                     $   414,962
22,000       ChoicePoint, Inc.*                                        1,004,520
21,000       Cintas Corp.                                              1,001,070
30,000       DeVry, Inc.*                                                822,600
                                                                     -----------
                                                                     $ 3,243,152
                                                                     -----------
             Total Commercial Services & Supplies                    $ 4,002,207
                                                                     -----------
             Transportation - 2.9%
             Air Freight & Couriers - 2.9%
21,500       Expeditors International of Washington, Inc.            $ 1,062,315
                                                                     -----------
             Total Transportation                                    $ 1,062,315
                                                                     -----------
             Hotels, Restaurants & Leisure - 2.6%
             Restaurants - 2.6%
27,350       Brinker International, Inc.*                            $   933,182
                                                                     -----------
             Total Hotels Restaurants & Leisure                      $   933,182
                                                                     -----------
             Media - 8.6%
             Advertising - 5.6%
40,050       Harte-Hanks, Inc.                                       $   977,621
20,500       WPP Group Plc (A.D.R.)*                                   1,050,215
                                                                     -----------
                                                                     $ 2,027,836
                                                                     -----------


10    The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
             Broadcasting & Cable TV - 3.0%
16,000       Entercom Communications Corp.*                          $   596,800
28,250       Saga Communications, Inc.*                                  515,563
                                                                     -----------
                                                                     $ 1,112,363
                                                                     -----------
             Total Media                                             $ 3,140,199
                                                                     -----------
             Retailing - 4.8%
             General Merchandise Stores - 2.4%
28,700       Family Dollar Stores, Inc.                              $   873,054
                                                                     -----------
             Specialty Stores - 2.4%
24,000       Tiffany & Co.                                           $   884,400
                                                                     -----------
             Total Retailing                                         $ 1,757,454
                                                                     -----------
             Food, Beverage & Tobacco - 1.0%
             Packaged Foods & Meats - 1.0%
12,500       American Italian Pasta Co.                              $   381,000
                                                                     -----------
             Total Food, Beverage & Tobacco                          $   381,000
                                                                     -----------
             Household & Personal Products - 5.0%
             Household Products - 2.3%
15,600       Clorox Co.                                              $   838,968
                                                                     -----------
             Personal Products - 2.7%
19,500       Alberto-Culver Co. (Class B)                            $   977,730
                                                                     -----------
             Total Household & Personal Products                     $ 1,816,698
                                                                     -----------
             Health Care Equipment & Services - 23.5%
             Health Care Distributors - 2.7%
13,000       Patterson Dental Co.*                                   $   994,370
                                                                     -----------
             Health Care Equipment - 14.9%
17,500       C. R. Bard, Inc.                                        $   991,375
28,000       Molecular Devices Corp.*                                    497,840
18,000       ResMed, Inc.*                                               917,280
16,800       Stryker Corp.                                               924,000
24,000       Techne Corp.*                                             1,042,800
20,700       Dentsply International, Inc.                              1,078,470
                                                                     -----------
                                                                     $ 5,451,765
                                                                     -----------


The accompanying notes are an integral part of these financial statements.   11

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
             Health Care Services - 5.9%
11,000       Express Scripts, Inc.*                                  $   871,530
 9,700       Medco Health Solutions, Inc.*                               363,750
39,500       IMS Health, Inc.                                            925,880
                                                                     -----------
                                                                     $ 2,161,160
                                                                     -----------
             Total Health Care Equipment & Services                  $ 8,607,295
                                                                     -----------
             Banks - 2.6%
             Regional Banks - 2.6%
24,500       UCBH Holdings, Inc.                                     $   968,240
                                                                     -----------
             Total Banks                                             $   968,240
                                                                     -----------
             Diversified Financials - 8.7%
             Asset Management & Custody Banks - 8.7%
31,500       Federated Investors, Inc.                               $   955,710
25,000       Investors Financial Services Corp.                        1,089,500
 7,000       SEI Investments Co.                                         203,280
18,700       T. Rowe Price Associates, Inc.                              942,480
                                                                     -----------
                                                                     $ 3,190,970
                                                                     -----------
             Total Diversified Financials                            $ 3,190,970
                                                                     -----------
             Software & Services - 6.0%
             Data Processing & Outsourced Services - 6.0%
10,800       DST Systems, Inc.*                                      $   519,372
25,000       Fiserv, Inc.*                                               972,250
27,000       SunGard Data Systems, Inc.*                                 702,000
                                                                     -----------
                                                                     $ 2,193,622
                                                                     -----------
             Total Software & Services                               $ 2,193,622
                                                                     -----------
             Technology Hardware & Equipment - 4.1%
             Communications Equipment - 1.2%
11,000       Plantronics, Inc.*                                      $   463,100
                                                                     -----------
             Electronic Equipment & Instruments - 1.3%
10,000       Waters Corp.*                                           $   477,800
                                                                     -----------
             Electronic Manufacturing Services - 1.6%
18,750       National Instruments Corp.                              $   574,688
                                                                     -----------
             Total Technology Hardware & Equipment                   $ 1,515,588
                                                                     -----------


12   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
             Semiconductors - 9.6%
             Semiconductor Equipment - 3.6%
13,000       KLA-Tencor Corp.*                                       $   641,940
21,000       Novellus Systems, Inc.*                                     660,240
                                                                     -----------
                                                                     $ 1,302,180
                                                                     -----------
             Semiconductors - 6.0%
19,000       Linear Technology Corp.                                 $   749,930
27,000       Microchip Technology                                        851,580
26,000       Semtech Corp.*                                              612,040
                                                                     -----------
                                                                     $ 2,213,550
                                                                     -----------
             Total Semiconductors                                    $ 3,515,730
                                                                     -----------
             TOTAL COMMON STOCKS
             (Cost $27,941,678)                                      $35,427,998
                                                                     -----------
             TOTAL INVESTMENT IN SECURITIES - 96.8%
             (Cost $27,941,678) (a) (b)                              $35,427,998
                                                                     -----------
             OTHER ASSETS AND LIABILITIES - 3.2%                     $ 1,177,368
                                                                     -----------
             TOTAL NET ASSETS - 100.0%                               $36,605,366
                                                                     ===========

       * Non-income producing security.
(A.D.R.) American Depositary Receipt.

     (a) At June 30, 2004 the net unrealized gain on investments based on cost for federal income tax purposes of $27,941,678 was as follows:
         Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost                             $7,919,810
         Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value                               (433,490)
                                                                                       ----------
         Net unrealized gain                                                           $7,486,320
                                                                                       ==========

      (b) At December 31, 2003, the Fund had a net capital loss carryforward of
          $807,465 of which the following amounts will expire between 2009 and 2011, if not utilized.
          $161,145 in 2009
          $266,040 in 2010
          $380,280 in 2011

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2004 aggregated $8,409,824 and $222,351, respectively.


The accompanying notes are an integral part of these financial statements.   13

--------------------------------------------------------------------------------
Pioneer Papp Small and Mid Cap Growth Fund STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $27,941,678)              $35,427,998
  Cash                                                                 1,184,754
  Receivables -
   Fund shares sold                                                      630,253
   Dividends, interest and foreign taxes withheld                         16,652
  Other                                                                   27,645
                                                                     -----------
     Total assets                                                    $37,287,302
                                                                     -----------
LIABILITIES:
  Payables -
   Investment securities purchased                                   $   490,876
   Fund shares repurchased                                               156,790
  Due to affiliates                                                       15,158
  Accrued expenses                                                        19,112
                                                                     -----------
     Total liabilities                                               $   681,936
                                                                     -----------
NET ASSETS:
  Paid-in capital                                                    $30,066,284
  Accumulated net investment loss                                       (117,793)
  Accumulated net realized loss on investments                          (829,445)
  Net unrealized gain on investments                                   7,486,320
                                                                     -----------
     Total net assets                                                $36,605,366
                                                                     ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $31,739,486/1,220,046 shares)                    $     26.01
                                                                     ===========
  Class B (based on $2,183,069/84,111 shares)                        $     25.95
                                                                     ===========
  Class C (based on $2,676,730/103,102 shares)                       $     25.96
                                                                     ===========
  Class R (based on $6,081/235 shares)                               $     25.92
                                                                     ===========
MAXIMUM OFFERING PRICE:
  Class A ($26.01 [divided by] 94.25%)                               $     27.60
                                                                     ===========
  Class C ($25.96 [divided by] 99.00%)                               $     26.22
                                                                     ===========


14  The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $743)         $ 67,773
  Interest                                                     1,570
                                                            --------
     Total investment income                                              $   69,343
                                                                          ----------
EXPENSES:
  Management fees                                           $129,917
  Transfer agent fees
   Class A                                                     8,676
   Class B                                                       327
   Class C                                                       374
   Class R                                                         4
  Distribution fees
   Class A                                                    25,581
   Class B                                                     2,286
   Class C                                                     3,432
   Class R                                                         2
  Administrative fees                                          6,167
  Custodian fees                                               9,847
  Registration fees                                           39,947
  Professional fees                                           20,057
  Printing                                                     8,510
  Fees and expenses of nonaffiliated trustees                  1,647
  Miscellaneous                                                5,112
                                                            --------
     Total expenses                                                       $  261,886
                                                                          ----------
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                   $  (74,659)
     Less fees paid indirectly                                                   (91)
                                                                          ----------
     Net expenses                                                         $  187,136
                                                                          ----------
       Net investment loss                                                $ (117,793)
                                                                          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                        $  (21,980)
  Change in net unrealized gain on investments                             1,658,101
                                                                          ----------
   Net gain on investments                                                $1,636,121
                                                                          ----------
   Net increase in net assets resulting from operations                   $1,518,328
                                                                          ==========


 The accompanying notes are an integral part of these financial statements.   15

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                          Six Months
                                                            Ended
                                                           6/30/04        Year Ended
                                                         (unaudited)       12/31/03
FROM OPERATIONS:
Net investment loss                                    $  (117,793)      $  (168,663)
Net realized loss on investments                           (21,980)         (380,280)
Change in net unrealized gain on investments             1,658,101         6,071,591
                                                       -----------       -----------
   Net increase in net assets resulting from
     operations                                        $ 1,518,328       $ 5,522,648
                                                       -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                       $14,951,278       $ 8,728,569
Cost of shares repurchased                              (6,109,541)       (3,665,139)
                                                       -----------       -----------
   Net increase in net assets resulting from fund
     share transactions                                $ 8,841,737       $ 5,063,430
                                                       -----------       -----------
   Net increase in net assets                          $10,360,065       $10,586,078
NET ASSETS:
Beginning of period                                     26,245,301        15,659,223
                                                       -----------       -----------
End of period (including accumulated net investment
  loss of $(117,793) and $0, respectively)             $36,605,366       $26,245,301
                                                       -----------       -----------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                               '04 Shares        '04 Amount          '03 Shares        '03 Amount
                              (unaudited)       (unaudited)
CLASS A
Shares sold                     394,864         $10,038,689            405,188         $ 8,728,569
Less shares repurchased        (234,673)         (5,950,930)          (168,571)         (3,665,139)
                               --------         -----------           --------         -----------
   Net increase                 160,191         $ 4,087,759            236,617         $ 5,063,430
                               ========         ===========           ========         ===========
CLASS B*
Shares sold                      90,159         $ 2,284,410
Less shares repurchased          (6,048)           (153,198)
                               --------         -----------
   Net increase                  84,111         $ 2,131,212
                               ========         ===========
CLASS C*
Shares sold                     103,315         $ 2,622,203
Less shares repurchased            (213)             (5,412)
                               --------         -----------
   Net increase                 103,102         $ 2,616,791
                               ========         ===========
CLASS R*
Shares sold                         235         $     5,976
Less shares repurchased              --                  (1)
                               --------         -----------
   Net increase                     235         $     5,975
                               ========         ===========

*Class B, Class C, and Class R shares were first publicly offered on February
 23, 2004


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended
                                                          6/30/04     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                 (unaudited)    12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
Net asset value, beginning of period                      $ 24.76      $ 19.02      $ 23.28      $23.02       $18.31       $16.20
                                                          -------      -------      -------      ------       ------       ------
Increase (decrease) from investment operations:
 Net investment loss                                      $ (0.09)     $ (0.10)     $ (0.01)     $(0.12)      $(0.14)      $(0.14)
 Net realized and unrealized gain (loss) on investments      1.34         5.84        (4.25)       0.38         5.89         2.25
                                                          -------      -------      -------      ------       ------       ------
   Net increase (decrease) from investment operations     $  1.25      $  5.74      $ (4.26)     $ 0.26       $ 5.75       $ 2.11
Distributions to shareowners:
 Net realized gain                                             --           --           --          --        (1.04)          --
                                                          -------      -------      -------      ------       ------       ------
Net increase (decrease) in net asset value                $  1.25      $  5.74      $ (4.26)     $ 0.26       $ 4.71       $ 2.11
                                                          -------      -------      -------      ------       ------       ------
Net asset value, end of period                            $ 26.01      $ 24.76      $ 19.02      $23.28       $23.02       $18.31
                                                          =======      =======      =======      ======       ======       ======
Total return*                                                5.05%       30.18%      (18.30)%      1.13%       31.32%       13.04%
Ratio of net expenses to average net assets+                 1.25%**      1.25%        1.25%       1.25%        1.25%        1.25%
Ratio of net investment loss to average net assets+         (0.78)%**    (0.83)%      (0.88)%     (0.86)%      (0.89)%      (0.92)%
Portfolio turnover rate                                         2%**         4%           5%         11%          40%          53%
Net assets, end of period (in thousands)                  $31,739      $26,245      $15,659      $9,764       $6,762       $4,325
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                1.75%**      1.38%        1.56%       1.69%        1.89%        1.68%
 Net investment loss                                        (1.28)%**    (0.96)%      (1.19)%     (1.30)%      (1.53)%      (1.35)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                1.25%**      1.25%        1.25%       1.25%        1.25%        1.25%
 Net investment loss                                        (0.78)%**    (0.83)%      (0.88)%     (0.86)%      (0.89)%      (0.92)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          2/23/04 (a)
                                                                              to
                                                                            6/30/04
                                                                          (unaudited)
CLASS B
Net asset value, beginning of period                                        $25.32
                                                                            ------
Increase (decrease) from investment operations:
  Net investment loss                                                       $(0.04)
  Net realized and unrealized gain                                            0.67
                                                                            ------
     Net increase from investment operations                                $ 0.63
                                                                            ------
Net increase in net asset value                                             $ 0.63
                                                                            ------
Net asset value, end of period                                              $25.95
                                                                            ======
Total return*                                                                 2.49%
Ratio of net expenses to average net assets+                                  2.03%**
Ratio of net investment loss to average net assets+                          (1.47)%**
Portfolio turnover rate                                                          2%**
Net assets, end of period (in thousands)                                    $2,183
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                2.78%**
  Net investment loss                                                        (2.22)%**
Ratios with waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                2.03%**
  Net investment loss                                                        (1.47)%**

(a) Class B shares were first publicly offered on February 23, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized
  + Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          2/23/04 (a)
                                                                              to
                                                                            6/30/04
                                                                          (unaudited)
CLASS C
Net asset value, beginning of period                                       $25.32
                                                                           ------
Increase (decrease) from investment operations:
  Net investment loss                                                      $(0.05)
  Net realized and unrealized gain on investments                            0.69
                                                                           ------
     Net increase from investment operations                               $ 0.64
                                                                           ------
Net increase in net asset value                                            $ 0.64
                                                                           ------
Net asset value, end of period                                             $25.96
                                                                           ======
Total return*                                                                2.53%
Ratio of net expenses to average net assets+                                 2.01%**
Ratio of net investment loss to average net assets+                         (1.44)%**
Portfolio turnover rate                                                         2%**
Net assets, end of period (in thousands)                                   $2,677
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                               2.75%**
  Net investment loss                                                       (2.18)%**
Ratios with waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                               2.01%**
  Net investment loss                                                       (1.44)%**

(a) Class C shares were first publicly offered on February 23, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized
  + Ratios with no reduction for fees paid indirectly.


20 The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          2/23/04 (a)
                                                                              to
                                                                            6/30/04
                                                                          (unaudited)
CLASS R
Net asset value, beginning of period                                       $25.32
                                                                           ------
Increase (decrease) from investment operations:
  Net investment loss                                                      $(0.03)
  Net realized and unrealized gain on investments                            0.63
                                                                           ------
     Net increase from investment operations                               $ 0.60
                                                                           ------
Net increase in net asset value                                            $ 0.60
                                                                           ------
Net asset value, end of period                                             $25.92
                                                                           ======
Total return*                                                                2.37%
Ratio of net expenses to average net assets+                                 2.25%**
Ratio of net investment loss to average net assets+                         (1.77)%**
Portfolio turnover rate                                                         2%**
Net assets, end of period (in thousands)                                   $    6
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                               3.01%**
  Net investment loss                                                       (2.53)%**
Ratios with waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                               2.25%**
  Net investment loss                                                       (1.77)%**

(a) Class R shares were first publicly offered on February 23, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized
  + Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Papp Small & Mid Cap-Growth Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the Papp Small and Mid Cap-Growth Fund, Inc. Papp Small and Mid Cap-Growth Fund transferred all of its assets to the Fund's Class A shares on February 23, 2004 pursuant to an agreement and plan of reorganization. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers four classes of shares - Class A, Class B, Class C and Class R shares. Class B, Class C, and Class R shares were first publicly offered on February 23, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. At June 30, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. No distributions were paid by the Fund for the fiscal year ended December 31, 2003.

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                 (continued)
--------------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $10,354 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2004.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. (see Note 4) Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

2.  Management Agreement

Pioneer Investment Management, Inc. (PIM), manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion and 0.80% of the excess over $1 billion

PIM has voluntarily agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A's expenses to 1.25% of the average daily net assets attributable to Class A. This agreement is temporary and may be terminated or revised by PIM at any time without notice. The

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

portion of the Fund-wide expenses attributable to Class B, Class C, and Class R shares will be reduced only to the extent that such expenses are reduced for Class A shares. Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates, LLP ("Papp") as compensation for Papp's subadvisory services to the Fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On June 30, 2004, $4,747 was payable to PIM related to management fees, administrative fees and certain others services, and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is no transfer agent fees payable to PIMSS at June 30, 2004.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $10,411 in distribution fees payable to PFD at June 30, 2004. The fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the

Pioneer Papp Small and Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2004, CDSCs in the amount of $13 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2004, the Fund's expenses were reduced by $91 under such arrangements.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity                          International/Global Equity
  Pioneer Fund                         Pioneer Emerging Markets Fund
  Pioneer Balanced Fund                Pioneer Europe Select Fund
  Pioneer Equity Income Fund           Pioneer Europe Fund
  Pioneer Growth Shares                Pioneer International Equity Fund
  Pioneer Mid Cap Growth Fund          Pioneer International Value Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap
   Growth Fund                         Fixed Income
  Pioneer Oak Ridge Small Cap          Pioneer America Income Trust
    Growth Fund                        Pioneer Bond Fund
  Pioneer Papp America-Pacific         Pioneer Global High Yield Fund
    Rim Fund                           Pioneer High Yield Fund
  Pioneer Papp Small and Mid Cap       Pioneer Short Term Income Fund
    Growth Fund                        Pioneer Strategic Income Fund
  Pioneer Papp Stock Fund              Pioneer Tax Free Income Fund
  Pioneer Papp Strategic
    Growth Fund                        Money Market
  Pioneer Real Estate Shares           Pioneer Cash Reserves Fund**
  Pioneer Research Fund*
  Pioneer Small Cap Value Fund         Fund of Funds
  Pioneer Small Company Fund           Pioneer Ibbotson Asset
  Pioneer Value Fund                    Allocation Series


* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Officers                                 Trustees
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.



Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is available at pioneerfunds.com.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    16055-00-0804
Boston, Massachusetts 02109             (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC
                                    PIONEER
                                     -------
                                   PAPP STOCK
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/04

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         1

Portfolio Summary                                                             2

Performance Update                                                            3

Portfolio Management Discussion                                               7

Schedule of Investments                                                      10

Financial Statements                                                         13

Notes to Financial Statements                                                21

The Pioneer Family of Mutual Funds                                           26

Trustees, Officers and Service Providers                                     27

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
Welcome to Pioneer. We thank you for your investment in Pioneer Papp Stock Fund and are pleased to provide you the Fund's first shareholder report since
Pioneer Investment Management, Inc. completed the merger of four mutual funds managed by L. Roy Papp & Associates into the Pioneer family of funds in February of this year.

Historically low interest rates, improving corporate fundamentals and consumer demand are providing a healthy environment for stocks to flourish. However, over the past several months, investors' enthusiasm has been tested by the lingering conflict in Iraq, rising oil prices and the threat of higher interest rates brought on by the recovering U.S. economy. In spite of these concerns, corporate fundamentals are improving, producing a rising tide of favorable earnings announcements. U.S. companies, particularly those with business investment abroad, are well positioned to capture their share of global growth.


In the interview on page 7 of this report, Harry and Rosellen Papp, Fund co-managers since inception, discuss the Fund's strategy, which offers investors the opportunity to invest in mid- and large-cap companies that are household names. The portfolio is concentrated in 20-30 high-quality growth companies with steady performance records.

Since the founding of Pioneer Fund, our flagship fund, in 1928, our main purpose has been to help investors achieve their investment objectives. Over the months and years ahead, we will continue to offer you the highest caliber of investment management that our shareowners have enjoyed for more than seven decades.

For the latest information about Pioneer funds, as well as timely, informative articles on investing, I invite you to visit us at www.pioneerfunds.com. To review how your portfolio now stands in light of your personal objectives, please contact your financial advisor. The value of an advisor is never more evident than when economic and market conditions are changing.

All of us at Pioneer thank you for the confidence and trust you have placed in us.



Sincerely,

/s/ Osbert M. Hood
------------------
Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market fore-casts discussed will be realized.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[REPRESENTATION OF PIE CHART]

U.S. Common Stocks 100.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[REPRESENTATION OF PIE CHART]

Information Technology             30.5%
Financials                         20.9%
Consumer Staples                   18.5%
Health Care                        17.4%
Industrials                         9.1%
Consumer Discretionary              3.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

------------------------------------------------------------------------------------
1. Microsoft Corp.                     10.00%    6. Wal-Mart Stores, Inc.      7.32%
------------------------------------------------------------------------------------
2. Medtronic, Inc.                      9.80     7. General Electric Co.       6.26
------------------------------------------------------------------------------------
3. T. Rowe Price Associates, Inc.       9.18     8. Merck & Co., Inc.          5.54
------------------------------------------------------------------------------------
4. State Street Corp.                   8.73     9. Clorox Co.                 5.41
------------------------------------------------------------------------------------
5. Intel Corp.                          8.05    10. First Data Corp.           5.19
------------------------------------------------------------------------------------

*This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                           6/30/04      12/31/03
                                    $27.91       $28.21

                                    Net
Distributions per Share             Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)                  Income       Capital Gains   Capital Gains
                                    $ -          $  -            $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Stock Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2004)

             Net Asset    Public Offering
Period         Value          Price*
10 Years        9.36%         8.72%
5 Years        -3.85         -4.98
1 Year         12.10          5.64

 All returns reflect investment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[REPRESENTATION OF MOUNTAIN CHART]

Value of $10,000 Investment

               Russell 1000          Pioneer Papp
               Growth Index           Stock Fund
6/94              10000                 9425
                  10849                 9800
                  14884                15942
6/96              18324                15790
                  23909                20967
6/98              33163                26554
                  44158                30464
6/00              34255                28561
                  27261                24869
6/02              19658                18856
                  25508                23322
6/04              26205                23066

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from 11/29/89 to 2/20/04 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund. Pioneer Papp Stock Fund acquired the assets of Papp Stock Fund in a reorganization.

The Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                           6/30/04      2/23/04
                                    $27.78       $28.39

                                    Net
Distributions per Share             Investment   Short-Term      Long-Term
(2/23/04 - 6/30/04)                 Income       Capital Gains   Capital Gains
                                    $  -         $  -            $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Stock Fund, compared to that of the Russell
1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2004)

                      If          If
Period               Held      Redeemed*
Life-of-Class
(7/1/96)             8.52%       8.52%
5 Years             -4.61       -4.81
1 Year              11.04        7.04

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[REPRESENTATION OF MOUNTAIN CHART]

Value of $10,000 Investment

               Russell 1000          Pioneer Papp
               Growth Index           Stock Fund
6/94              10849                10357
                  14884                13631
6/96              18324                16437
                  23909                21661
6/98              33163                27227
                  44158                31001
6/00              34255                28847
                  27261                24928
6/02              19658                18759
                  25508                23027
6/04              26205                22646

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distribution at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from 11/29/89 to 2/20/04 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund. Pioneer Papp Stock Fund acquired the assets of Papp Stock Fund in a reorganization.

The Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                           CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                           6/30/04      2/23/04
                                    $27.70       $28.39


                                    Net
Distributions per Share             Investment   Short-Term      Long-Term
(2/23/04 - 6/30/04)                 Income       Capital Gains   Capital Gains
                                    $  -         $  -            $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Stock Fund, compared to that of the Russell
1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2004)

                      If           If
Period               Held       Redeemed*
Life-of-Class
(7/1/96)             8.49%        8.49%
5 Years             -4.67        -4.67
1 Year              10.72        10.72

  All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[REPRESENTATION OF MOUNTAIN CHART]

Value of $10,000 Investment

               Russell 1000          Pioneer Papp
               Growth Index           Stock Fund
6/94              10000                10000
                  10849                10357
                  14884                13631
6/96              18324                16437
                  23909                21661
6/98              33163                27227
                  44158                31001
6/00              34255                28847
                  27261                24928
6/02              19658                18759
                  25508                23027
6/04              26205                22581

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from 11/29/89 to 2/20/04 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund. Pioneer Papp Stock Fund acquired the assets of Papp Stock Fund in a reorganization.

The Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                           CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                           6/30/04      2/23/04
                                    $27.75       $28.39


                                    Net
Distributions per Share             Investment   Short-Term      Long-Term
(2/23/04 - 6/30/04)                 Income       Capital Gains   Capital Gains
                                    $ -          $  -            $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Stock Fund, compared to that of the Russell
1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2004)

                If           If
Period         Held       Redeemed*
10 Years       8.77%        8.77%
5 Years       -4.41        -4.41
1 Year        11.10        11.10

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

[REPRESENTATION OF MOUNTAIN CHART]

Value of $10,000 Investment

               Russell 1000          Pioneer Papp
               Growth Index           Stock Fund
6/94              10000                10000
                  10849                10370
                  14884                13683
6/96              18324                16541
                  23909                21854
6/98              33163                27538
                  44158                31435
6/00              34255                29324
                  27261                25405
6/02              19658                19166
                  25508                23586
6/04              26205                23178

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from 11/29/89 to 2/20/04 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund. Pioneer Papp Stock Fund acquired the assets of Papp Stock Fund in a reorganization.

The Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

Equity markets exhibited considerable volatility during the first six months of 2004, with the fears of rising interest rates, higher oil prices and problems in Iraq fighting for attention with generally good news about economic growth and corporate earnings. In the following interview, Rose Papp, Fund co-manager since inception, and Harry Papp, Partner of L. Roy Papp & Associates, which is responsible for the Fund's management, discuss the factors that influenced the performance of Pioneer Papp Stock Fund during the six-month period ended June 30, 2004.

Q:   How did the Fund perform?

A: Class A shares of Pioneer Papp Stock Fund returned -1.10% for the six months ended June 30, 2004, while Class B and Class C shares had total returns, respectively, of -1.65% and -1.94%. All returns were at net asset value. During the same six months, the benchmark Russell 1000 Growth Index returned 2.74%, while the average return in Lipper's Large-Cap Core Category was 2.03%.

Q:   What factors affected Fund performance?

A: Our emphasis on technology stocks held back performance during the period. While many technology companies gave back some of the gains they posted during the rally of 2003, we believe we experienced a normal, short-term correction. As a result, we stayed with our commitment to technology because of the sector's long-term potential. While corporate earnings trends were positive, good news about economic growth and corporate profitability often was overshadowed by concerns about higher market interest rates, rising world oil prices and continuing violence in Iraq. As often happens during times of uncertainty, value stocks tended to outperform growth stocks. In contrast to 2003, however, higher quality companies with strong balance sheets and accelerating profits tended to do better than lower quality companies.

Q:   What were your principal strategies during the period?

A: We held to our long-term strategy, with a focused portfolio emphasizing quality large-cap corporations with strong balance sheets, consistent profits, good earnings growth and relatively little debt in relation to cash. Our investments tend to be in blue chip companies that have grown to leadership positions in their industries,

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                              (continued)
--------------------------------------------------------------------------------

     with solid operating histories of 15 years or more. Because we emphasize higher quality companies, we tend to have investments that we can hold for long periods of time, which keeps turnover low and helps minimize the taxable gains to which shareholders may be subject. Our emphasis on companies with consistent earnings histories means that we usually avoid cyclical companies, including financial services companies that are exposed to credit risk. We also de-emphasize industries that we consider fundamentally unhealthy, such as the automobile and airline industries.

     In general, we try to take advantage of three long-term themes: the aging of the baby boomer generation, which has created new demands for products and services, including those in the financial services and health care sectors; technological development, which spurs innovation and increases incentives for corporations to invest in new technologies to become more efficient and competitive; and globalization, which creates opportunities in markets that transcend national borders.

Q: What were some of the investments that most influenced performance during the period?

A: The volatility in the market particularly affected our portfolio because of its concentrated nature. Our top five holdings, to illustrate, account for about 45% of total assets. Although we have increased the diversification of the portfolio and have cut back some of our largest positions, we believe it is important to move carefully. We want to take advantage of the long-term opportunities we believe these market-leading companies offer.

     Among the positive performers, Microsoft did very well, as its stock price climbed amid growing market expectations that the company would announce a stock buyback. Microsoft, the dominant software company, has about $56 billion in cash. General Electric also appreciated during the period as its earnings accelerated with improvements in its power turbine business. Clorox performed very well, as its revenues increased with the introduction of new products.

     We were hurt by some of our larger positions in technology and financial services. In technology, holdings that fell in the general correction of the sector included Intel and Applied Materials. In

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     financial services, several investments declined when the fear of rising interest rates discouraged investors from the sector. Many of our financial holdings are not very interest-rate sensitive, but they nevertheless were caught up in the downdraft. They included State Street and Northern Trust, both of which specialize in providing custody services in the asset management industry.

Q:   What is your investment outlook for large-cap stocks?

A: We believe that investors will once again focus on corporate earnings as other worries - such as interest rates, Iraq and presidential election-year politics - eventually take on less importance. We are encouraged by the strength and profitability of our holdings, and we believe the conditions are present for a gradual return to performance leadership by growth stocks, which have underperformed value stocks during the past four years. With the onset of rising interest rates, we expect growth-oriented stocks to outperform for the next several years.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                        Value
              COMMON STOCKS - 99.8%
              Capital Goods - 8.3%
              Electrical Components & Equipment - 8.3%
  96,000      General Electric Co.                        $ 3,110,400
  37,000      Molex, Inc.                                   1,009,360
                                                          -----------
                                                          $ 4,119,760
                                                          -----------
              Total Capital Goods                         $ 4,119,760
                                                          -----------
              Transportation - 0.8%
              Trucking - 0.8%
   5,500      United Parcel Service                       $   413,435
                                                          -----------
              Total Transportation                        $   413,435
                                                          -----------
              Media - 3.7%
              Advertising - 3.7%
  23,500      Omnicom Group                               $ 1,783,415
                                                          -----------
              Total Media                                 $ 1,783,415
                                                          -----------
              Food & Drug Retailing - 13.0%
              Drug Retail - 4.8%
  66,500      Walgreen Co.                                $ 2,407,965
                                                          -----------
              Food Distributors - 0.9%
  12,500      Sysco Corp.                                 $   448,375
                                                          -----------
              Hypermarkets & Supercenters - 7.3%
  69,000      Wal-Mart Stores, Inc.                       $ 3,640,440
                                                          -----------
              Total Food & Drug Retailing                 $ 6,496,780
                                                          -----------
              Household & Personal Products - 5.4%
              Household Products - 5.4%
  50,000      Clorox Co.                                  $ 2,689,000
                                                          -----------
              Total Household & Personal Products         $ 2,689,000
                                                          -----------
              Health Care Equipment & Services - 11.8%
              Health Care Equipment - 11.1%
 100,000      Medtronic, Inc.*                            $ 4,872,000
  15,000      Techne Corp.*                                   651,750
                                                          -----------
                                                          $ 5,523,750
                                                          -----------
              Health Care Services - 0.7%
   9,828      Medco Health Solutions, Inc.*               $   368,550
                                                          -----------
              Total Health Care Equipment & Services      $ 5,892,300
                                                          -----------


10  The accompanying notes are an integral part of these financial statements.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                            Value
              Pharmaceuticals & Biotechnology - 5.5%
              Pharmaceuticals - 5.5%
  58,000      Merck & Co., Inc.                               $ 2,755,000
                                                              -----------
              Total Pharmaceuticals & Biotechnology           $ 2,755,000
                                                              -----------
              Diversified Financials - 20.9%
              Asset Management & Custody Banks - 20.9%
  35,500      Northern Trust Corp.                            $ 1,500,940
  88,500      State Street Corp.                                4,340,040
  90,500      T. Rowe Price Associates, Inc.                    4,561,200
                                                              -----------
                                                              $10,402,180
                                                              -----------
              Total Diversified Financials                    $10,402,180
                                                              -----------
              Software & Services - 15.5%
              Application Software - 10.0%
 174,000      Microsoft Corp.                                 $ 4,969,440
                                                              -----------
              Data Processing & Outsourced Services - 5.5%
  58,000      First Data Corp.                                $ 2,582,160
   4,000      Fiserv, Inc.*                                       155,560
                                                              -----------
                                                              $ 2,737,720
                                                              -----------
              Total Software & Services                       $ 7,707,160
                                                              -----------
              Technology Hardware & Equipment - 1.7%
              Computer Hardware - 1.5%
  35,000      Hewlett-Packard Co.                             $   738,500
                                                              -----------
              Computer Storage & Peripherals - 0.2%
  10,000      EMC Corp.*                                      $   114,000
                                                              -----------
              Total Technology Hardware & Equipment           $   852,500
                                                              -----------
              Semiconductors - 13.2%
              Semiconductor Equipment - 2.2%
  56,600      Applied Materials, Inc.*                        $ 1,110,492
                                                              -----------
              Semiconductors - 11.0%
 145,000      Intel Corp.                                     $ 4,002,000
  37,700      Linear Technology Corp.                           1,488,019
                                                              -----------
                                                              $ 5,490,019
                                                              -----------
              Total Semiconductors                            $ 6,600,511
                                                              -----------
              TOTAL COMMON STOCKS
              (Cost $19,069,471)                              $49,712,041
                                                              -----------

 The accompanying notes are an integral part of these financial statements.  11

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
           TOTAL INVESTMENT IN SECURITIES - 99.8%
           (Cost $19,069,471)(a)                                     $49,712,041
                                                                     -----------
           OTHER ASSETS AND LIABILITIES - 0.2%                       $   107,579
                                                                     -----------
           TOTAL NET ASSETS - 100.0%                                 $49,819,620
                                                                     ===========

*    Non-income producing security.

(a) At June 30, 2004 the net unrealized gain on investments based on cost for federal income tax purposes of $19,069,471 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                       $30,642,570
     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                                 -
                                                                     -----------
     Net unrealized gain                                             $30,642,570
                                                                     ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2004 aggregated $0.00 and $6,789,382, respectively.


12   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $19,069,471)      $49,712,041
  Cash                                                           221,306
  Receivables -
   Fund shares sold                                                   95
   Dividends, interest and foreign taxes withheld                 98,933
  Other                                                           23,989
                                                             -----------
     Total assets                                            $50,056,364
                                                             -----------
LIABILITIES:
  Payables -
   Fund shares repurchased                                   $   168,517
  Due to affiliates                                               36,643
  Accrued expenses                                                31,584
                                                             -----------
     Total liabilities                                       $   236,744
                                                             -----------
NET ASSETS:
  Paid-in capital                                            $14,845,326
  Accumulated net investment loss                                (50,914)
  Accumulated net realized gain on investments                 4,382,638
  Net unrealized gain on investments                          30,642,570
                                                             -----------
     Total net assets                                        $49,819,620
                                                             ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $49,764,813/1,782,885 shares)            $     27.91
                                                             ===========
  Class B (based on $42,608/1,534 shares)                    $     27.78
                                                             ===========
  Class C (based on $11,222/405 shares)                      $     27.70
                                                             ===========
  Class R (based on $977/35 shares)                          $     27.75
                                                             ===========
MAXIMUM OFFERING PRICE:
  Class A ($27.91 [divided by] 94.25%)                       $     29.61
                                                             ===========
  Class C ($27.70 [divided by] 99.00%)                       $     27.98
                                                             ===========

 The accompanying notes are an integral part of these financial statements.   13

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Dividends                                                $278,298
  Interest                                                      461
                                                           --------
     Total investment income                                             $  278,759
                                                                         ----------
EXPENSES:
  Management fees                                          $217,456
  Transfer agent fees
   Class A                                                   11,761
   Class B                                                       92
   Class C                                                       47
   Class R                                                        6
  Distribution fees
   Class A                                                   46,076
   Class B                                                       89
   Class C                                                       20
   Class R                                                        1
  Administrative fees                                         6,167
  Custodian fees                                              9,776
  Registration fees                                          40,337
  Professional fees                                          18,157
  Printing                                                    8,578
  Fees and expenses of nonaffiliated trustees                 1,647
  Miscellaneous                                              17,504
                                                           --------
     Total expenses                                                      $  377,714
                                                                         ----------
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                     (47,953)
     Less fees paid indirectly                                                  (88)
                                                                         ----------
     Net expenses                                                        $  329,673
                                                                         ----------
       Net investment loss                                               $  (50,914)
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                       $4,382,638
  Change in net unrealized loss on investments                           (4,859,638)
                                                                         ----------
  Net loss on investments                                                $ (477,000)
                                                                         ----------
  Net decrease in net assets resulting from operations                   $ (527,914)
                                                                         ==========


14  The accompanying notes are an integral part of these financial statements.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                          Six Months
                                                            Ended
                                                           6/30/04          Year Ended
                                                         (unaudited)         12/31/03
FROM OPERATIONS:
Net investment loss                                      $   (50,914)      $    (1,032)
Net realized gain on investments                           4,382,638         2,806,284
Change in net unrealized gain (loss) on investments       (4,859,638)        8,838,238
                                                         -----------       -----------
   Net increase (decrease) in net assets resulting
     from operations                                     $  (527,914)      $11,643,490
                                                         -----------       -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $1.38 per share, respectively)     $         -       $(2,690,486)
                                                         -----------       -----------
     Total distributions to shareowners                  $         -       $(2,690,486)
                                                         -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 1,195,937       $ 3,705,683
Reinvestment of distributions                                      -         2,425,537
Cost of shares repurchased                                (8,133,916)      (10,326,937)
                                                         -----------       -----------
   Net decrease in net assets resulting from fund
     share transactions                                  $(6,937,979)      $(4,195,717)
                                                         -----------       -----------
   Net increase (decrease) in net assets                 $(7,465,893)      $ 4,757,287
NET ASSETS:
Beginning of period                                       57,285,513        52,528,226
                                                         -----------       -----------
End of period (including accumulated net investment
  loss of ($50,914)and $0, respectively)                 $49,819,620       $57,285,513
                                                         ===========       ===========


 The accompanying notes are an integral part of these financial statements.   15

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                               (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                    '04 Shares    '04 Amount         '03 Shares    '03 Amount
                                    (unaudited)   (unaudited)
CLASS A
Shares sold                            39,760     $ 1,104,893          137,418     $ 3,705,683
Reinvestment of distributions               -               -           86,195       2,425,537
Less shares repurchased              (287,506)     (8,097,662)        (394,010)    (10,326,937)
                                     --------     -----------         --------     -----------
   Net decrease                      (247,746)    $(6,992,769)        (170,397)    $(4,195,717)
                                     ========     ===========         ========     ===========
CLASS B (*)
Shares sold                             2,848     $    78,709
Less shares repurchased                (1,314)        (36,254)
                                     --------     -----------
   Net increase                         1,534     $    42,455
                                     ========     ===========
CLASS C (*)
Shares sold                               405     $    11,335
Less shares repurchased                     -               -
                                     --------     -----------
   Net increase                           405     $    11,335
                                     ========     ===========
CLASS R (*)
Shares sold                                35     $     1,000
Less shares repurchased                     -               -
                                     --------     -----------
   Net increase                            35     $     1,000
                                     ========     ===========

(*) Class B, Class C, and Class R shares were first publicly offered on February 23, 2004.


16  The accompanying notes are an integral part of these financial statements.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Six Months
                                                                         Ended
                                                                        6/30/04        Year Ended       Year Ended
CLASS A                                                               (unaudited)       12/31/03         12/31/02
Net asset value, beginning of period                                   $ 28.21           $ 23.87          $ 31.40
                                                                       -------           -------          -------
Net increase (decrease) from investment operations:
 Net investment loss                                                   $ (0.03)          $ (0.05)         $ (0.06)
 Net realized and unrealized gain (loss) on investments                  (0.27)             5.77            (7.47)
                                                                       -------           -------          -------
   Net increase (decrease) from investment operations                  $ (0.30)          $  5.72          $ (7.53)
Distributions to shareowners:
 Net realized gain                                                           -             (1.38)               -
                                                                       -------           -------          -------
Net increase (decrease) in net asset value                             $ (0.30)          $  4.34          $ (7.53)
                                                                       -------           -------          -------
Net asset value, end of period                                         $ 27.91           $ 28.21          $ 23.87
                                                                       =======           =======          =======
Total return*                                                            (1.06)%           23.97%          (23.98)%
Ratio of net expenses to average net assets+                              1.25%**           1.22%            1.14%
Ratio of net investment loss to average net assets+                      (0.19)%**         (0.01)%          (0.04)%
Portfolio turnover rate                                                      0%**              3%               4%
Net assets, end of period (in thousands)                               $49,765           $57,286          $52,528
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             1.43%**           1.22%            1.14%
 Net investment loss                                                     (0.37)%**         (0.01)%          (0.04)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                             1.25%**           1.22%            1.14%
 Net investment loss                                                     (0.19)%**         (0.01)%          (0.04)%


                                                                     Year Ended        Year Ended         Year Ended
CLASS A                                                               12/31/01          12/31/00           12/31/99
Net asset value, beginning of period                                   $ 37.09          $ 42.20            $  37.36
                                                                       -------          -------            --------
Net increase (decrease) from investment operations:
 Net investment loss                                                   $ (0.11)         $ (0.13)           $  (0.15)
 Net realized and unrealized gain (loss) on investments                  (4.58)           (2.22)               5.75
                                                                       -------          -------            --------
   Net increase (decrease) from investment operations                  $ (4.69)         $ (2.35)           $   5.60
Distributions to shareowners:
 Net realized gain                                                       (1.00)           (2.76)              (0.76)
                                                                       -------          -------            --------
Net increase (decrease) in net asset value                             $ (5.69)         $ (5.11)           $   4.84
                                                                       -------          -------            --------
Net asset value, end of period                                         $ 31.40          $ 37.09            $  42.20
                                                                       =======          =======            ========
Total return*                                                           (12.69)%          (6.02)%             14.99%
Ratio of net expenses to average net assets+                              1.11%            1.09%               1.09%
Ratio of net investment loss to average net assets+                      (0.19)%          (0.38)%             (0.38)%
Portfolio turnover rate                                                      5%              13%                  7%
Net assets, end of period (in thousands)                               $75,215          $98,473            $105,101
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             1.11%            1.09%               1.09%
 Net investment loss                                                     (0.19)%          (0.38)%             (0.38)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                             1.11%            1.09%               1.09%
 Net investment loss                                                     (0.19)%          (0.38)%             (0.38)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
 +   Ratios assuming no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements.   17

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          2/23/04 (a)
                                                                              to
                                                                            6/30/04
                                                                          (unaudited)
CLASS B
Net asset value, beginning of period                                       $  28.39
                                                                           --------
Net decrease from investment operations:
  Net investment loss                                                      $  (0.10)
  Net realized and unrealized loss on investments                             (0.51)
                                                                           --------
     Net decrease from investment operations                               $  (0.61)
                                                                           --------
Net decrease in net asset value                                            $  (0.61)
                                                                           --------
Net asset value, end of period                                             $  27.78
                                                                           ========
Total return*                                                                 (2.15)%
Ratio of net expenses to average net assets+                                   2.97%**
Ratio of net investment loss to average net assets+                           (1.75)%**
Portfolio turnover rate                                                           0%**
Net assets, end of period (in thousands)                                   $     43
Ratios with no waiver of management fees by PIM and no reduction for
  fees paid indirectly:                                                        3.26%**
  Net expenses                                                                (2.04)%**
  Net investment loss
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                                 2.97%**
  Net investment loss                                                         (1.75)%**

(a)  Class B shares were first publicly offered on February 23, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized

  +  Ratios with no reduction for fees paid indirectly.


18  The accompanying notes are an integral part of these financial statements.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          2/23/04 (a)
                                                                              to
                                                                            6/30/04
                                                                          (unaudited)
CLASS C
Net asset value, beginning of period                                       $  28.39
                                                                           --------
Net decrease from investment operations:
  Net investment loss                                                      $  (0.15)
  Net realized and unrealized loss on investments                             (0.54)
                                                                           --------
     Net decrease from investment operations                               $  (0.69)
                                                                           --------
Net decrease in net asset value                                            $  (0.69)
                                                                           --------
Net asset value, end of period                                             $  27.70
                                                                           ========
Total return*                                                                 (2.43)%
Ratio of net expenses to average net assets+                                   4.34%**
Ratio of net investment loss to average net assets+                           (2.96)%**
Portfolio turnover rate                                                           0%**
Net assets, end of period (in thousands)                                   $     11
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                 4.62%**
  Net investment loss                                                         (3.24)%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                                 4.32%**
  Net investment loss                                                         (2.94)%**

(a)  Class C shares were first publicly offered on February 23, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized
  +  Ratios with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.   19

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          2/23/04 (a)
                                                                              to
                                                                            6/30/04
                                                                          (unaudited)
CLASS R
Net asset value, beginning of period                                       $  28.39
                                                                           --------
Net decrease from investment operations:
  Net investment loss                                                      $  (0.15)
  Net realized and unrealized loss on investments                             (0.49)
                                                                           --------
     Net decrease from investment operations                               $  (0.64)
                                                                           --------
Net decrease in net asset value                                            $  (0.64)
                                                                           --------
Net asset value, end of period                                             $  27.75
                                                                           ========
Total return*                                                                 (2.25)%
Ratio of net expenses to average net assets+                                   2.94%**
Ratio of net investment loss to average net assets+                           (1.58)%**
Portfolio turnover rate                                                           0%**
Net assets, end of period (in thousands)                                   $      1
Ratios with no waiver of management fees by PIM and no reduction for
  fees paid indirectly:                                                        3.24%**
  Net expenses                                                                (1.88)%**
  Net investment loss
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                                 2.89%**
  Net investment loss                                                         (1.53)%**

(a)  Class R shares were first publicly offered on February 23, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized
  +  Ratios with no reduction for fees paid indirectly.


20  The accompanying notes are an integral part of these financial statements.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Papp Stock Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the Papp Stock Fund, Inc. Papp Stock Fund transferred all of its assets to the Fund's Class A shares on February 23, 2004 pursuant to an agreement and plan of reorganization. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is long-term growth.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Class B, Class C, and Class R shares were first publicly offered on February 23, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. At June 30, 2004, there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                                       2003
                                                                    ----------
  Distributions paid from:
   Ordinary income                                                  $       --
   Long-term capital gain                                            2,690,486
                                                                    ----------
   Total                                                            $2,690,486
                                                                    ==========
--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $963 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2004.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

2.   Management Agreement
Pioneer Investment Management, Inc. (PIM), manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion. PIM has voluntarily agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A's expenses to 1.25% of the average daily net assets attributable to Class A. This agreement is temporary and may be terminated or revised by PIM at any time without notice. The portion of the Fund-wide expenses attributable to Class B, Class C, and Class R shares will be reduced only to the extent that such expenses are reduced for Class A shares. Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates, LLP ("Papp") as compensation for Papp's subadvisory services to the Fund.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2004, $22,353 was payable to PIM related to management fees, administrative and certain other services and is included in due to affiliates.

3.   Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $2,590 in transfer agent fees payable to PIMSS at June 30, 2004.

4.   Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares, (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $11,700 in distribution fees payable to PFD at June 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2004, CDSCs in the amount of $72 were paid to PFD.

5.   Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ending June 30, 2004, the Fund's expenses were reduced by $88 under such arrangements.

THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity                                International/Global Equity
  Pioneer Fund                               Pioneer Emerging Markets Fund
  Pioneer Balanced Fund                      Pioneer Europe Select Fund
  Pioneer Equity Income Fund                 Pioneer Europe Fund
  Pioneer Growth Shares                      Pioneer International Equity Fund
  Pioneer Mid Cap Growth Fund                Pioneer International Value Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap
   Growth Fund                               Fixed Income
  Pioneer Oak Ridge Small Cap                Pioneer America Income Trust
    Growth Fund                              Pioneer Bond Fund
  Pioneer Papp America-Pacific               Pioneer Global High Yield Fund
    Rim Fund                                 Pioneer High Yield Fund
  Pioneer Papp Small and Mid Cap             Pioneer Short Term Income Fund
    Growth Fund                              Pioneer Strategic Income Fund
  Pioneer Papp Stock Fund                    Pioneer Tax Free Income Fund
  Pioneer Papp Strategic
    Growth Fund
  Pioneer Real Estate Shares                 Money Market
  Pioneer Research Fund*                     Pioneer Cash Reserves Fund**
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund                         Fund of Funds
                                             Pioneer Ibbotson Asset
                                               Allocation Series

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is available at pioneerfunds.com.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                            1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                    www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                      PAPP
                                    STRATEGIC
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/04

                                 [Logo] PIONEER
                                        Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

 Letter to Shareowners                              1
 Portfolio Summary                                  2
 Performance Update                                 3
 Portfolio Management Discussion                    7
 Schedule of Investments                           11
 Financial Statements                              14
 Notes to Financial Statements                     22
 Trustees, Officers and Service Providers          27
 Programs and Services for Pioneer Shareowners     28

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
Welcome to Pioneer. We thank you for your investment in Pioneer Papp Strategic Growth Fund and are pleased to provide you the Fund's first shareholder report since Pioneer Investment Management, Inc. completed the merger of four mutual funds managed by L. Roy Papp & Associates into the Pioneer family of funds in February of this year.

Historically low interest rates, improving corporate fundamentals and consumer demand are providing a healthy environment for stocks to flourish. However, over the past several months, investors' enthusiasm has been tested by the lingering conflict in Iraq, rising oil prices and the threat of higher interest rates brought on by the recovering U.S. economy. In spite of these concerns, corporate fundamentals are improving, producing a rising tide of favorable earnings announcements. U.S. companies, particularly those with business investment abroad, are well positioned to capture their share of global growth.

In the interview on page seven of this report, Rosellen Papp, Fund co-manager since inception, discusses the Fund's dynamic strategy, which offers investors global exposure through stocks that trade in the United States, but derive significant sales and earnings from international markets. The portfolio is concentrated in 21 high-quality growth companies that are solid leaders in their respective industries, possessing the size to shape the future of their businesses.

Since the founding of Pioneer Fund, our flagship fund, in 1928, our main purpose has been to help investors achieve their investment objectives. Over the months and years ahead, we will continue to offer you the highest caliber of investment management, which our shareowners have enjoyed for more than seven decades.

For the latest information about Pioneer funds, as well as timely, informative articles on investing, I invite you to visit us at www.pioneerfunds.com. To review how your portfolio now stands in light of your personal objectives, please contact your financial advisor. The value of an advisor is never more evident than when economic and market conditions are changing.

All of us at Pioneer thank you for the confidence and trust you have placed in us.

Sincerely,

/s/ Osbert M. Hood


Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks      100.0%

 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology          35.1%
Health Care                     21.5%
Industrials                     18.7%
Financials                      18.1%
Consumer Discretiionary          4.7%
Consumer Staples                 1.4%
Energy                           0.5%

 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.    Microsoft Corp.              13.35%     6.    American International
                                                      Group, Inc.                6.29%
  2.    Intel Corp.                   13.02     7.    General Electric Co.       5.45
  3.    State Street Corp.            11.77     8.    Omnicom Group              4.67
  4.    Expeditors International                9.    Medtronic, Inc.            3.80
        of Washington, Inc.            9.99
  5.    Johnson & Johnson              9.71    10.    Merck & Co., Inc.          3.41

*This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   12/31/03
                 $19.92    $19.85

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Strategic Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

      Average Annual Total Returns
          (As of June 30, 2004)
             Net Asset    Public Offering
Period         Value          Price*
 10 Years    9.47%        8.83%
 5 Years    -4.96        -6.08
 1 Year     15.89         9.21

     All returns reflect investment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

        Pioneer
        Papp Strategic          Russell 1000
        Growth Fund             Growth Index
6/94    $ 9,425                 $10,000
        $10,556                 $10,849
        $19,263                 $14,884
6/96    $18,129                 $18,324
        $23,395                 $23,909
6/98    $28,894                 $33,163
        $32,863                 $44,158
6/00    $29,961                 $34,255
        $25,129                 $27,261
6/02    $18,794                 $19,658
        $23,224                 $25,508
6/04    $23,298                 $26,205

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Abroad Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Abroad Fund. Pioneer Papp Strategic Growth Fund was created through the reorganization of predecessor Papp funds on February 20, 2004.

Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   2/23/04
                 $19.85    $19.87

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/23/04 - 6/30/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Strategic Growth Fund, compared to that of the Russell 1000 Growth Index.

      Average Annual Total Returns
         (As of June 30, 2004)
                      If          If
Period               Held      Redeemed*
 Life-of-Class
 (7/1/96)          8.64%       8.64%
 5 Years          -5.69       -5.88
 1 Year           14.93       10.93

     All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

        Pioneer
        Papp Strategic          Russell 1000
        Growth Fund             Growth Index
6/94    $10,000                 $10,000
        $11,157                 $10,849
        $15,139                 $14,884
6/96    $18,873                 $18,324
        $24,172                 $23,909
6/98    $29,629                 $33,163
        $33,446                 $44,158
6/00    $30,264                 $34,255
        $25,191                 $27,261
6/02    $18,699                 $19,658
        $22,933                 $25,508
6/04    $22,902                 $26,205

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Abroad Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Abroad Fund. Pioneer Papp Strategic Growth Fund was created through the reorganization of predecessor Papp funds on February 20, 2004.

Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   2/23/04
                 $19.86    $19.87

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/23/04 - 6/30/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Strategic Growth Fund, compared to that of the Russell 1000 Growth Index.

      Average Annual Total Returns
          (As of June 30, 2004)
                      If           If
Period               Held       Redeemed*
 Life-of-Class
 (7/1/96)          8.65%        8.65%
 5 Years          -5.68        -5.68
 1 Year           14.99        14.99

     All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

        Pioneer
        Papp Strategic          Russell 1000
        Growth Fund             Growth Index
6/94    $10,000                 $10,000
        $11,157                 $10,849
        $15,139                 $14,884
6/96    $18,873                 $18,324
        $24,172                 $23,909
6/98    $29,629                 $33,163
        $33,446                 $44,158
6/00    $30,264                 $34,255
        $25,191                 $27,261
6/02    $18,699                 $19,658
        $22,933                 $25,508
6/04    $22,914                 $26,205

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Abroad Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Abroad Fund. Pioneer Papp Strategic Growth Fund was created through the reorganization of predecessor Papp funds on February 20, 2004.

Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   2/23/04
                 $19.81    $19.87

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/23/04 - 6/30/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Strategic Growth Fund, compared to that of the Russell 1000 Growth Index.

  Average Annual Total Returns+
      (As of June 30, 2004)
                If          If
Period         Held      Redeemed*
 10 Years    8.88%       8.88%
 5 Years    -5.51       -5.51
 1 Year     14.88       14.88

     All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

        Pioneer
        Papp Strategic          Russell 1000
        Growth Fund             Growth Index
6/94    $10,000                 $10,000
        $11,171                 $10,849
        $15,196                 $14,884
6/96    $18,993                 $18,324
        $24,387                 $23,909
6/98    $29,968                 $33,163
        $33,914                 $44,158
6/00    $30,764                 $34,255
        $25,673                 $27,261
6/02    $19,105                 $19,658
        $23,489                 $25,508
6/04    $23,419                 $26,205

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Abroad Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Abroad Fund. Pioneer Papp Strategic Growth Fund was created through the reorganization of predecessor Papp funds on February 20, 2004.

Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

During the six months ended June 30, 2004 - the first half of your Fund's fiscal year - investors were caught in a quandary balancing their concerns about higher interest rates, rising oil prices and the turmoil in Iraq on the one hand and positive earnings growth on the other. In the following interview, Rosellen Papp, Fund co-manager since inception, discusses the Fund's unique global strategy and the team's efforts to capture growth in today's rather conflicted markets.

Q: Was the market and economic environment favorable for the Fund's investment strategy?

A: Given the myriad factors and uncertainty influencing the financial markets over the past six months, investors were presented with a complicated investment environment no matter what their investment strategy. On June 30, the Fund was comprised of 21 large capitalization U.S. growth companies that derive a substantial amount of their earnings or revenues from international markets. We have such strong convictions about these high-caliber holdings that we buy companies with the intention of holding them for the long term. This approach, in turn, keeps the portfolio's turnover rate well below the industry average and minimizes the tax consequences for our shareowners.

     The stock market swings in unpredictable cycles, favoring different styles of investing at different times. Your Fund follows a growth approach, which identifies companies with earnings that are growing at a faster rate than the market, as opposed to a value style of investing, which uncovers companies with improving prospects but not necessarily high growth. Both styles are concerned with valuation, but a value strategy places more emphasis on the relative price of a stock while a growth strategy prizes higher growth and consistent growth of earnings. Historically, growth and value styles have tended to exert influence over the markets at different times. For the four years from 1996 through 1999, growth stocks were in favor, outperforming value stocks. The following four years from 2000 through 2003, value stocks were in favor. We can't forecast exactly when the pendulum will swing back again, but we think growth stocks are due once again for their day in the sun.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                              (continued)
--------------------------------------------------------------------------------

Q:   How did the Fund perform during the semiannual period?

A: For the six months ended June 30, 2004, the Fund delivered relatively flat returns. The Fund's A, B, and C shares returned 0.32%, -0.13% and -0.08% at net asset value, respectively. In comparison, the Russell 1000 Growth Index climbed 2.74% for the same period. The Fund underperformed the 2.03% average return of the 1,012 large capitalization core funds tracked by Lipper, Inc. (Lipper Inc. is an independent firm that measures mutual fund performance.)

     In response to our main investment themes, the Fund's assets are concentrated in three broad business segments - technology, financial services and health care. The Fund's underperformance relative to the benchmarks and its Lipper category average is due to its emphasis on two of these major sectors of the economy - technology and financial services, which lagged the overall market. After their strong appreciation in 2003, technology stocks retreated during the first half of 2004. The potential for higher interest rates, which overshadowed the stock market for much of the reporting period, depressed the near-term outlook for the financial services sector. We believe many of the technology and financial services holdings in the portfolio were unfairly tarnished in the rush to judgment and believe they will recover when investors become more discerning. Incidentally, the third main area of investment concentration for the Fund is the health care sector, which did relatively well during the six months under review.

     It's important to note that the limited number of holdings in the portfolio makes the Fund more susceptible to swings in the market. We attempt to minimize this risk by investing in a diverse group of large, well established companies with a history of profitability and financial strength.

Q:   What investments hurt performance during the six months?

A: Given the correction in the technology sector, stock prices of Intel, Applied Materials and Linear Technology fell in response to investors' perception that the tech rally had gotten ahead of itself, and companies had become overvalued. We remain confident about their prospects and expect their stock prices to recover. Omnicom, an advertising agency, also did not do well during the six months,

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     but we expect it to prosper once businesses begin to spend more heavily on advertising.

     After months of speculation the Federal Reserve Board raised its key short-term interest rate for the first time in more than four years at its June meeting. Of course, this action was preceded by months of speculation, which depressed stock prices of financial services companies. We think the Fund's financial holdings were unjustly targeted, especially State Street, which provides custodial services to mutual fund managers worldwide.

     We sold the Fund's entire position in Royal Dutch Petroleum, when it became clear that it had been overstating its oil reserves for some time - something we found unethical and unacceptable. The proceeds from the sale were invested in Chevron, which is one of the largest crude oil and liquid natural gas (LNG) producers in the Asian Rim. Last year, shortly after being granted drilling and production rights in Australia, Chevron picked up a contract to supply LNG to Mainland China. The demand for energy in China is increasing commensurate with its economic growth, and this agreement, once approved, will represent one of the largest LNG transactions in the history of the industry.

Q:   What investments helped performance during the six months?

A: Health care stocks, another area of considerable investment for your Fund, represented one of the better performing sectors for the six months, relatively speaking. Techne, a small biotechnology company that manufactures and markets proteins used in research in oncology and neurosciences, was especially rewarding. These proteins are a valuable resource for researchers because it allows them to stimulate or suppress body functions to learn more about diseases. Techne's ability to produce new products at a rapid pace (1200 new products are expected this year versus 1000 in 2003) bodes well for this dynamic company's earnings growth potential. Prospects for Johnson & Johnson (JNJ) improved during the reporting period when it became clear that investor concerns about its losing market share to competitors in the stent business were overblown. The company's improving outlook helped push its stock price higher.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                              (continued)
--------------------------------------------------------------------------------

     Given the market's anticipation of potential stock buy-back program, Microsoft managed to avoid the fate of most technology companies during the six months and performed very well. Like many well-managed technology companies, Microsoft is carrying huge amounts of cash on their balance sheet. The company, which was the Fund's largest holding on June 30, is expected to announce in July whether they will implement the buyback, which is already having a very favorable impact on its stock price.

     Another strong performer, Expeditors International of Washington is an international airfreight forwarding company that is profiting from increased trade volume between Asia and the United States. This company posted very strong revenue growth in the first quarter of 2004.

Q:   What is your outlook for the balance of the fiscal year?

A: We are upbeat about prospects for the companies in your portfolio for the balance of fiscal 2004 and beyond. We think higher-quality, growth-oriented companies, such as those included in your portfolio, that exhibit good earnings performance should be rewarded. In 2003, investors favored smaller companies and lower priced, poorer-quality stocks. Their performance gains were considerable, doubling in value in many cases. Many of these stocks have become overvalued in our estimation, and it's hard to imagine that they will repeat last year's performance for a second year in a row. We think that high-quality growth companies, such as those in your portfolio, are well positioned to meet growing global demand for their premium, brand-name products.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                             Value
              COMMON STOCKS - 99.4%
              Energy - 0.5%
              Integrated Oil & Gas - 0.5%
   2,700      ChevronTexaco Corp.                              $   254,097
                                                               -----------
              Total Energy                                     $   254,097
                                                               -----------
              Capital Goods - 8.7%
              Electrical Components & Equipment - 8.7%
  18,000      American Power Conversion Corp.                  $   353,700
  82,000      General Electric Co.                               2,656,800
  45,250      Molex, Inc.                                        1,234,420
                                                               -----------
                                                               $ 4,244,920
                                                               -----------
              Total Capital Goods                              $ 4,244,920
                                                               -----------
              Transportation - 9.9%
              Air Freight & Couriers - 9.9%
  98,600      Expeditors International of Washington, Inc.     $ 4,871,826
                                                               -----------
              Total Transportation                             $ 4,871,826
                                                               -----------
              Media - 4.6%
              Advertising - 4.6%
  30,000      Omnicom Group                                    $ 2,276,700
                                                               -----------
              Total Media                                      $ 2,276,700
                                                               -----------
              Household & Personal Products - 1.4%
              Household Products - 1.4%
  12,000      Colgate-Palmolive Co.                            $   701,400
                                                               -----------
              Total Household & Personal Products              $   701,400
                                                               -----------
              Health Care Equipment & Services - 15.3%
              Health Care Distributors - 9.7%
  85,000      Johnson & Johnson                                $ 4,734,500
                                                               -----------
              Health Care Equipment - 5.6%
  38,000      Medtronic, Inc.*                                 $ 1,851,360
  21,000      Techne Corp.*                                        912,450
                                                               -----------
                                                               $ 2,763,810
                                                               -----------
              Total Health Care Equipment & Services           $ 7,498,310
                                                               -----------


The accompanying notes are an integral part of these financial statements.    11

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                        Value
              Pharmaceuticals & Biotechnology - 6.1%
              Pharmaceuticals - 6.1%
  19,000      Eli Lilly & Co.                             $ 1,328,290
  35,000      Merck & Co., Inc.                             1,662,500
                                                          -----------
                                                          $ 2,990,790
                                                          -----------
              Total Pharmaceuticals & Biotechnology       $ 2,990,790
                                                          -----------
              Diversified Financials - 11.7%
              Asset Management & Custody Banks - 11.7%
 117,000      State Street Corp.                          $ 5,737,680
                                                          -----------
              Total Diversified Financials                $ 5,737,680
                                                          -----------
              Insurance - 6.3%
              Multi-Line Insurance - 6.3%
  43,000      American International Group, Inc.          $ 3,065,040
                                                          -----------
              Total Insurance                             $ 3,065,040
                                                          -----------
              Software & Services - 13.3%
              Application Software - 13.3%
 228,000      Microsoft Corp.                             $ 6,511,680
                                                          -----------
              Total Software & Services                   $ 6,511,680
                                                          -----------
              Technology Hardware & Equipment - 2.6%
              Computer Hardware - 2.3%
  13,000      Hewlett-Packard Co.                         $   274,300
   9,500      IBM Corp.*                                      837,425
                                                          -----------
                                                          $ 1,111,725
                                                          -----------
              Computer Storage & Peripherals - 0.3%
  14,000      EMC Corp.*                                  $   159,600
                                                          -----------
              Total Technology Hardware & Equipment       $ 1,271,325
                                                          -----------
              Semiconductors - 19.0%
              Semiconductor Equipment - 2.9%
  72,000      Applied Materials, Inc.*                    $ 1,412,640
                                                          -----------


12    The accompanying notes are an integral part of these financial statements.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                      Value
              Semiconductors - 16.1%
 230,000      Intel Corp.                               $ 6,348,000
  40,000      Linear Technology Corp.                     1,578,800
                                                        -----------
                                                        $ 7,926,800
                                                        -----------
              Total Semiconductors                      $ 9,339,440
                                                        -----------
              TOTAL COMMON STOCKS
              (Cost $27,715,750)                        $48,763,208
                                                        -----------
              TOTAL INVESTMENT IN SECURITIES - 99.4%
              (Cost $27,715,750)(a)                     $48,763,208
                                                        -----------
              OTHER ASSETS AND LIABILITIES - 0.6%       $   313,751
                                                        -----------
              TOTAL NET ASSETS - 100.0%                 $49,076,959
                                                        ===========

*   Non-income producing security.

(a) At June 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $27,715,750 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                                     $21,047,458

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                               -
                                                                                  -----------
    Net unrealized gain                                                           $21,047,458
                                                                                  ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2004 aggregated $5,358,314 and $5,013,092, respectively.


The accompanying notes are an integral part of these financial statements.    13

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $27,715,750)      $48,763,208
  Cash                                                           292,381
  Receivables -
     Fund shares sold                                                447
     Dividends, interest and foreign taxes withheld               60,174
  Other                                                           23,869
                                                             -----------
       Total assets                                          $49,140,079
                                                             -----------
LIABILITIES:
  Payables -
     Fund shares repurchased                                 $    17,183
  Due to affiliates                                               25,215
  Accrued expenses                                                20,722
                                                             -----------
       Total liabilities                                     $    63,120
                                                             -----------
NET ASSETS:
  Paid-in capital                                            $23,915,735
  Accumulated net investment loss                                (78,370)
  Accumulated net realized gain on investments                 4,192,136
  Net unrealized gain on investments                          21,047,458
                                                             -----------
       Total net assets                                      $49,076,959
                                                             ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $49,010,171/2,460,386 shares)            $     19.92
                                                             ===========
  Class B (based on $41,842/2,108 shares)                    $     19.85
                                                             ===========
  Class C (based on $23,949/1,206 shares)                    $     19.86
                                                             ===========
  Class R (based on $997/50 shares)                          $     19.81
                                                             ===========
MAXIMUM OFFERING PRICE:
  Class A ($19.92 [divided by] 94.25%)                       $     21.14
                                                             ===========
  Class C ($19.86 [divided by] 99.00%)                       $     20.06
                                                             ===========


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $910)        $247,448
  Interest                                                      105
                                                           --------
       Total investment income                                           $  247,553
                                                                         ----------
EXPENSES:
  Management fees                                          $215,766
  Transfer agent fees
     Class A                                                 21,595
     Class B                                                     59
     Class C                                                     26
     Class R                                                      6
  Distribution fees
     Class A                                                 44,786
     Class B                                                    102
     Class C                                                     46
     Class R                                                      1
  Administrative fees                                         6,167
  Custodian fees                                             10,663
  Registration fees                                          39,724
  Professional fees                                          26,230
  Printing                                                    9,229
  Fees and expenses of nonaffiliated trustees                 1,647
  Miscellaneous                                               9,238
                                                           --------
       Total expenses                                                    $  385,285
                                                                         ----------
       Less management fees waived and expenses
         reimbursed by Pioneer Investment
         Management, Inc.                                                $  (59,166)
       Less fees paid indirectly                                               (196)
                                                                         ----------
       Net expenses                                                      $  325,923
                                                                         ----------
         Net investment loss                                             $  (78,370)
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                       $4,192,136
                                                                         ----------
  Change in net unrealized gain on investments                           (3,970,238)
                                                                         ----------
  Net gain on investments                                                $  221,898
                                                                         ----------
  Net increase in net assets resulting from operations                   $  143,528
                                                                         ==========


   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                         Six Months
                                                           Ended
                                                          6/30/04           Year Ended
                                                        (unaudited)          12/31/03
FROM OPERATIONS:
Net investment loss                                     $    (78,370)       $   (57,861)
Net realized gain on investments                           4,192,136          2,826,447
Change in net unrealized gain (loss) on investments       (3,970,238)         9,722,126
                                                        ------------        -----------
     Net increase in net assets resulting from
       operations                                       $    143,528        $12,490,712
                                                        ------------        -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($0.00 and $0.94 per share, respectively)     $          -        $(2,675,528)
                                                        ------------        -----------
     Total distributions to shareowners                 $          -        $(2,675,528)
                                                        ------------        -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  1,121,407        $ 2,926,423
Reinvestment of distributions                                      -          2,546,092
Cost of shares repurchased                               (11,191,041)       (14,016,605)
                                                        ------------        -----------
     Net decrease in net assets resulting from fund
       share transactions                               $(10,069,634)       $(8,544,090)
                                                        ------------        -----------
     Net increase (decrease) in net assets              $ (9,926,106)       $ 1,271,094
NET ASSETS:
Beginning of period                                       59,003,065         57,731,971
                                                        ------------        -----------
End of period (accumulated net investment loss of
  ($78,370) and $0, respectively)                       $ 49,076,959        $59,003,065
                                                        ============        ===========


   The accompanying notes are an integral part of these financial statements.
16

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                  '04 Shares    '04 Amount      '03 Shares    '03 Amount
                                  (unaudited)   (unaudited)
CLASS A
Shares sold                          53,468     $  1,051,621      161,207     $ 2,926,423
Reinvestment of distributions             -                -      128,396       2,546,092
Less shares repurchased            (565,617)     (11,186,041)    (756,914)    (14,016,605)
                                   --------     ------------     --------     -----------
     Net increase                  (512,149)    $(10,134,420)    (467,311)    $(8,544,090)
                                   ========     ============     ========     ===========
CLASS B*
Shares sold                           2,361     $     45,326
Less shares repurchased                (253)          (5,000)
                                   --------     ------------
     Net decrease (increase)          2,108     $     40,326
                                   ========     ============
CLASS C*
Shares sold                           1,206     $     23,480
Less shares repurchased                   -                -
                                   --------     ------------
     Net increase                     1,206     $     23,480
                                   ========     ============
CLASS R*
Shares sold                              50     $        980
Less shares repurchased                   -                -
                                   --------     ------------
     Net increase                        50     $        980
                                   ========     ============


* Class B, Class C, and Class R shares were first publicly offered on February 23, 2004.


   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                        Ended
                                                                       6/30/04      Year Ended
CLASS A                                                              (unaudited)     12/31/03
Net asset value, beginning of period                                 $   19.85       $ 16.78
                                                                     ---------       -------
Net increase (decrease) from investment operations:
 Net investment loss                                                 $   (0.03)      $ (0.12)
 Net realized and unrealized gain (loss) on investments                   0.10          4.13
                                                                     ---------       -------
  Net increase (decrease) from investment operations                 $    0.07       $  4.01
Distributions to shareowners:
 Net realized gain                                                           -         (0.94)
                                                                     ---------       -------
Net increase (decrease) in net asset value                           $    0.07       $  3.07
                                                                     ---------       -------
Net asset value, end of period                                       $   19.92       $ 19.85
                                                                     =========       =======
Total return*                                                             0.35%        23.90%
Ratio of net expenses to average net assets+                              1.25%**       1.25%
Ratio of net investment loss to average net assets+                      (0.30)%**     (0.10)%
Portfolio turnover rate                                                      1%**          1%
Net assets, end of period (in thousands)                             $  49,010       $59,003
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             1.48%**       1.25%
 Net investment loss                                                     (0.53)%**     (0.10)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                             1.25%**       1.25%
 Net investment loss                                                     (0.30)%**     (0.10)%

                                                                   Year Ended   Year Ended    Year Ended    Year Ended
CLASS A                                                             12/31/02     12/31/01      12/31/00      12/31/99
Net asset value, beginning of period                               $   22.38    $   27.75      $ 35.25       $ 32.13
                                                                   ---------    ---------      -------       -------
Net increase (decrease) from investment operations:
 Net investment loss                                               $   (0.19)   $   (0.18)     $ (0.22)      $ (0.23)
 Net realized and unrealized gain (loss) on investments                (5.41)       (4.19)       (2.19)         4.74
                                                                   ---------    ---------      -------       -------
  Net increase (decrease) from investment operations               $   (5.60)   $   (4.37)     $ (2.41)      $  4.51
Distributions to shareowners:
 Net realized gain                                                         -        (1.00)       (5.09)        (1.39)
                                                                   ---------    ---------      -------       -------
Net increase (decrease) in net asset value                         $   (5.60)   $   (5.37)     $ (7.50)      $  3.12
                                                                   ---------    ---------      -------       -------
Net asset value, end of period                                     $   16.78    $   22.38      $ 27.75       $ 35.25
                                                                   =========    =========      =======       =======
Total return*                                                         (25.02)%     (15.92)%      (8.62)%       14.01%
Ratio of net expenses to average net assets+                            1.18%        1.11%        1.08%         1.07%
Ratio of net investment loss to average net assets+                    (0.19)%      (0.26)%      (0.51)%       (0.46)%
Portfolio turnover rate                                                   10%           4%          11%            5%
Net assets, end of period (in thousands)                           $  57,732    $  99,315      $168,616      $242,610
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.18%        1.11%        1.08%         1.07%
 Net investment loss                                                   (0.19)%      (0.26)%      (0.51)%       (0.46)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.18%        1.11%        1.08%         1.07%
 Net investment loss                                                   (0.19)%      (0.26)%      (0.51)%       (0.46)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
 +   Ratios assuming no reduction for fees paid indirectly.


      The accompanying notes are an integral part of these financial statements.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           2/23/04(a)
                                                                               to
                                                                             6/30/04
                                                                           (unaudited)
CLASS B
Net asset value, beginning of period                                       $  19.87
                                                                           --------
Net decrease from investment operations:
  Net investment loss                                                      $  (0.06)
  Net realized and unrealized gain on investments                              0.04
                                                                           --------
   Net decrease from investment operations                                 $  (0.02)
                                                                           --------
Net decrease in net asset value                                            $  (0.02)
                                                                           --------
Net asset value, end of period                                             $  19.85
                                                                           ========
Total return*                                                                 (0.10)%
Ratio of net expenses to average net assets+                                   2.45%**
Ratio of net investment loss to average net assets+                           (1.24)%**
Portfolio turnover rate                                                           1%**
Net assets, end of period (in thousands)                                   $     42
Ratios with no waiver of management fees by PIM and no reduction for
  fees paid indirectly:                                                        2.82%**
  Net expenses                                                                (1.61)%**
  Net investment loss
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                                 2.44%**
  Net investment loss                                                         (1.23)%**

(a)  Class B shares were first publicly offered on February 23, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized
  +  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           2/23/04(a)
                                                                               to
                                                                             6/30/04
                                                                           (unaudited)
CLASS C
Net asset value, beginning of period                                       $  19.87
                                                                           --------
Net decrease from investment operations:
  Net investment loss                                                      $  (0.04)
  Net realized and unrealized gain on investments                              0.03
                                                                           --------
   Net decrease from investment operations                                 $  (0.01)
                                                                           --------
Net decrease in net asset value                                            $  (0.01)
                                                                           --------
Net asset value, end of period                                             $  19.86
                                                                           ========
Total return*                                                                 (0.05)%
Ratio of net expenses to average net assets+                                   2.45%**
Ratio of net investment loss to average net assets+                           (1.21)%**
Portfolio turnover rate                                                           1%**
Net assets, end of period (in thousands)                                   $     24
Ratios with no waiver of management fees by PIM and no reduction for
  fees paid indirectly:                                                        2.84%**
  Net expenses                                                                (1.60)%**
  Net investment loss
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                                 2.44%**
  Net investment loss                                                         (1.21)%**

(a)  Class C shares were first publicly offered on February 23, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized
  +  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.
20

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           2/23/04(a)
                                                                               to
                                                                             6/30/04
                                                                           (unaudited)
CLASS R
Net asset value, beginning of period                                       $  19.87
                                                                           --------
Net decrease from investment operations:
  Net investment loss                                                      $  (0.12)
  Net realized and unrealized gain on investments                              0.06
                                                                           --------
   Net decrease from investment operations                                 $  (0.06)
                                                                           --------
Net decrease in net asset value                                            $  (0.06)
                                                                           --------
Net asset value, end of period                                             $  19.81
                                                                           ========
Total return*                                                                 (0.30)%
Ratio of net expenses to average net assets+                                   2.88%**
Ratio of net investment loss to average net assets+                           (1.76)%**
Portfolio turnover rate                                                           1%**
Net assets, end of period (in thousands)                                   $      1
Ratios with no waiver of management fees by PIM and no reduction for
  fees paid indirectly:                                                        3.26%**
  Net expenses                                                                (2.14)%**
  Net investment loss
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                                 2.83%**
  Net investment loss                                                         (1.71)%**

(a)  Class R shares were first publicly offered on February 23, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized
  +  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Papp Strategic Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the Successor to the Papp America-Abroad Fund, Inc. Papp America-Abroad Fund transferred all of its assets to the Fund's Class A Shares on February 23, 2004 pursuant to an agreement and plan of reorganization. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Class B, Class C, and Class R shares were first publicly offered on February 23, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. At June 30, 2004, there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2003 was as follows:

-----------------------------------------------------------------------------
                                         2003
-----------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                    $        -
  Long-term capital gain              2,675,528
                                     ----------
  Total                              $2,675,528
                                     ==========
-----------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $359 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2004.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (See Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


2. Management Agreement

Pioneer Investment Management, Inc. (PIM), manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion.

PIM has voluntarily agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A's expenses to 1.25% of the average daily net assets attributable to Class A. This agreement is temporary and may be terminated or revised by PIM at any time without notice. The portion of the Fund-wide expenses attributable to Class B, Class C and Class R shares will be reduced only to the extent that such expenses are reduced for Class A shares. Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates, LLP ("Papp") as compensation for Papp's sub advisory services to the Fund.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2004, $13,729 was payable to PIM related to management fees, administrative and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is no transfer agent fees payable to PIMSS at June 30, 2004.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares, (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $11,486 in distribution fees payable to PFD at June 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2004, CDSCs in the amount of $69 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ending June 30, 2004, the Fund's expenses were reduced by $196 under such arrangements.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is available at pioneerfunds.com.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 6 months from your redemption. Upon your request, the shares will be reinvested into your choice of any class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Pioneer Papp Strategic Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                                                                   16056-00-0804
                                        (C) 2004 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August XX, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August XX, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August XX, 2004

* Print the name and title of each signing officer under his or her signature.